UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07255
                                                     ---------

                       Oppenheimer International Bond Fund
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                     Date of fiscal year end: September 30
                                              ------------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              24.3%
--------------------------------------------------------------------------------
United Kingdom                                                              7.6
--------------------------------------------------------------------------------
Germany                                                                     7.5
--------------------------------------------------------------------------------
Japan                                                                       7.0
--------------------------------------------------------------------------------
Brazil                                                                      5.7
--------------------------------------------------------------------------------
Italy                                                                       4.9
--------------------------------------------------------------------------------
France                                                                      4.6
--------------------------------------------------------------------------------
Australia                                                                   3.5
--------------------------------------------------------------------------------
Russia                                                                      3.3
--------------------------------------------------------------------------------
Canada                                                                      3.0

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

REGIONAL ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Europe                        32.6%
United States/Canada          27.3
Latin America                 14.4
Asia                          14.2
Emerging Europe                5.6
Middle East/Africa             5.5
Supranational                  0.4

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                     9 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund continued to fare quite well. The Fund's Class A shares (without sales charge) significantly outperformed its benchmark, the Citigroup Non-U.S. Dollar World Government Bond Index, 15.18% versus 9.50%, respectively. The Fund's Class A shares (without sales charge) ranked 3rd out of 71 funds in the Lipper International Income Funds category over the reporting period, significantly outperforming the average return of the category, which was 8.69%.

      Robust total returns from emerging-market bonds combined to drive the Fund's strong relative performance over the reporting period. We focused primarily on markets where the rate of inflation and long-term bond yields have been falling due to improved credit and economic fundamentals. Among Latin American markets, Brazil and, to a lesser extent, Mexico have produced attractive returns as these nations drew down debt, reduced their budget deficits and became more significant participants in world trade. In Eastern Europe, Turkey has prospered through reforms designed to help it qualify for inclusion in the European Union. We also have found attractive opportunities in bonds from Russia and other parts of the former Soviet Union.

      Among developed markets, we have maintained relatively light exposure to Japan, where bond yields have remained very low in a persistently weak economic environment. We also have largely avoided bonds and currencies of industrialized commodity producers, such as Canada, Australia and New Zealand, where we believe high current account deficits may lead to heightened volatility. Otherwise, we have attempted to diversify holdings across the developed nations of Europe, where robust economic growth has led to higher bond yields. To manage risks in this environment, we generally have focused on government securities, and we have maintained a neutral duration.

      Finally, the Fund benefited during the reporting period from unhedged currency exposure as the U.S. dollar continued to deteriorate relative to most foreign currencies.

      We currently expect global economic growth to remain strong, particularly in the emerging markets, and we have seen no evidence that the decline of the U.S. dollar is complete. However, we are aware that some emerging markets have already posted impressive rallies, and further gains may be more modest. Accordingly, to reduce risks, we recently trimmed the Fund's positions in some emerging markets.

      Please remember that investing in foreign markets entails additional risks, including the risks associated with currency fluctuations and political uncertainties, as described in the prospectus.


                    10 | OPPENHEIMER INTERNATIONAL BOND FUND

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2007. In the case of Class A, Class B and Class C shares, performance is measured over a ten fiscal year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on September 27, 2004. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the Citigroup Non-U.S. Dollar World Government Bond Index, a subset of the Citigroup World Government Bond Index. The Citigroup Non-U.S. Dollar World Government Bond Index is a market capitalization weighted benchmark that tracks the performance of government bond markets including Australia, Canada, Japan and various European countries. Thus, the index does not reflect the performance of the fixed income markets in either the United States or in any emerging market countries. In addition, it is comprised of only government bonds and does not reflect the performance of corporate bonds. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                    11 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Bond Fund (Class A)
   Citigroup Non-U.S. Dollar World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                         Citigroup Non-U.S. Dollar
             Oppenheimer International     World Government Bond
                Bond Fund (Class A)                Index
09/30/1997            $ 9,525                     $10,000
12/31/1997            $ 9,203                     $ 9,861
03/31/1998            $ 9,332                     $ 9,902
06/30/1998            $ 9,240                     $10,067
09/30/1998            $ 8,335                     $11,035
12/31/1998            $ 8,802                     $11,616
03/31/1999            $ 8,784                     $11,054
06/30/1999            $ 9,085                     $10,557
09/30/1999            $ 9,217                     $11,203
12/31/1999            $ 9,771                     $11,027
03/31/2000            $10,174                     $10,899
06/30/2000            $10,057                     $10,812
09/30/2000            $10,040                     $10,323
12/31/2000            $10,440                     $10,736
03/31/2001            $10,170                     $10,210
06/30/2001            $10,215                     $10,009
09/30/2001            $10,180                     $10,785
12/31/2001            $10,664                     $10,356
03/31/2002            $10,893                     $10,163
06/30/2002            $11,769                     $11,583
09/30/2002            $11,888                     $11,912
12/31/2002            $12,883                     $12,634
03/31/2003            $13,268                     $13,105
06/30/2003            $14,302                     $13,656
09/30/2003            $15,058                     $14,032
12/31/2003            $16,218                     $14,974
03/31/2004            $17,048                     $15,209
06/30/2004            $16,153                     $14,694
09/30/2004            $16,799                     $15,177
12/31/2004            $18,741                     $16,791
03/31/2005            $18,213                     $16,270
06/30/2005            $19,007                     $15,833
09/30/2005            $19,408                     $15,654
12/31/2005            $19,358                     $15,245
03/31/2006            $19,840                     $15,216
06/30/2006            $19,305                     $15,830
09/30/2006            $20,034                     $15,970
12/31/2006            $21,031                     $16,304
03/31/2007            $21,590                     $16,481
06/30/2007            $22,020                     $16,178
09/30/2007            $23,075                     $17,488

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year 9.71%    5-Year 13.08%    10-Year 8.72%


                    12 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Bond Fund (Class B)
   Citigroup Non-U.S. Dollar World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                         Citigroup Non-U.S. Dollar
             Oppenheimer International     World Government Bond
                Bond Fund (Class B)                Index
09/30/1997            $10,000                     $10,000
12/31/1997            $ 9,645                     $ 9,861
03/31/1998            $ 9,762                     $ 9,902
06/30/1998            $ 9,648                     $10,067
09/30/1998            $ 8,684                     $11,035
12/31/1998            $ 9,155                     $11,616
03/31/1999            $ 9,119                     $11,054
06/30/1999            $ 9,415                     $10,557
09/30/1999            $ 9,534                     $11,203
12/31/1999            $10,091                     $11,027
03/31/2000            $10,490                     $10,899
06/30/2000            $10,326                     $10,812
09/30/2000            $10,291                     $10,323
12/31/2000            $10,707                     $10,736
03/31/2001            $10,410                     $10,210
06/30/2001            $10,436                     $10,009
09/30/2001            $10,379                     $10,785
12/31/2001            $10,826                     $10,356
03/31/2002            $11,065                     $10,163
06/30/2002            $11,934                     $11,583
09/30/2002            $12,030                     $11,912
12/31/2002            $12,985                     $12,634
03/31/2003            $13,377                     $13,105
06/30/2003            $14,363                     $13,656
09/30/2003            $15,130                     $14,032
12/31/2003            $16,295                     $14,974
03/31/2004            $17,129                     $15,209
06/30/2004            $16,230                     $14,694
09/30/2004            $16,879                     $15,177
12/31/2004            $18,830                     $16,791
03/31/2005            $18,300                     $16,270
06/30/2005            $19,097                     $15,833
09/30/2005            $19,500                     $15,654
12/31/2005            $19,450                     $15,245
03/31/2006            $19,935                     $15,216
06/30/2006            $19,397                     $15,830
09/30/2006            $20,129                     $15,970
12/31/2006            $21,132                     $16,304
03/31/2007            $21,692                     $16,481
06/30/2007            $22,124                     $16,178
09/30/2007            $23,185                     $17,488

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year 9.26%    5-Year 12.98%    10-Year 8.77%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                    13 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Bond Fund (Class C)
   Citigroup Non-U.S. Dollar World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                         Citigroup Non-U.S. Dollar
             Oppenheimer International     World Government Bond
                Bond Fund (Class C)                Index
09/30/1997            $10,000                     $10,000
12/31/1997            $ 9,645                     $ 9,861
03/31/1998            $ 9,762                     $ 9,902
06/30/1998            $ 9,648                     $10,067
09/30/1998            $ 8,684                     $11,035
12/31/1998            $ 9,156                     $11,616
03/31/1999            $ 9,120                     $11,054
06/30/1999            $ 9,416                     $10,557
09/30/1999            $ 9,535                     $11,203
12/31/1999            $10,092                     $11,027
03/31/2000            $10,491                     $10,899
06/30/2000            $10,328                     $10,812
09/30/2000            $10,293                     $10,323
12/31/2000            $10,709                     $10,736
03/31/2001            $10,411                     $10,210
06/30/2001            $10,437                     $10,009
09/30/2001            $10,381                     $10,785
12/31/2001            $10,828                     $10,356
03/31/2002            $11,067                     $10,163
06/30/2002            $11,936                     $11,583
09/30/2002            $12,031                     $11,912
12/31/2002            $12,986                     $12,634
03/31/2003            $13,349                     $13,105
06/30/2003            $14,365                     $13,656
09/30/2003            $15,097                     $14,032
12/31/2003            $16,231                     $14,974
03/31/2004            $17,062                     $15,209
06/30/2004            $16,105                     $14,694
09/30/2004            $16,720                     $15,177
12/31/2004            $18,623                     $16,791
03/31/2005            $18,061                     $16,270
06/30/2005            $18,816                     $15,833
09/30/2005            $19,177                     $15,654
12/31/2005            $19,091                     $15,245
03/31/2006            $19,531                     $15,216
06/30/2006            $19,000                     $15,830
09/30/2006            $19,649                     $15,970
12/31/2006            $20,593                     $16,304
03/31/2007            $21,102                     $16,481
06/30/2007            $21,484                     $16,178
09/30/2007            $22,476                     $17,488

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year 13.39%    5-Year 13.31%    10-Year 8.44%


                    14 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Bond Fund (Class N)
   Citigroup Non-U.S. Dollar World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                         Citigroup Non-U.S. Dollar
             Oppenheimer International     World Government Bond
                Bond Fund (Class N)                Index
03/01/2001            $10,000                     $10,000
03/31/2001            $ 9,706                     $ 9,598
06/30/2001            $ 9,747                     $ 9,409
09/30/2001            $ 9,712                     $10,139
12/31/2001            $10,144                     $ 9,736
03/31/2002            $10,380                     $ 9,554
06/30/2002            $11,208                     $10,889
09/30/2002            $11,287                     $11,198
12/31/2002            $12,225                     $11,877
03/31/2003            $12,583                     $12,320
06/30/2003            $13,552                     $12,838
09/30/2003            $14,257                     $13,192
12/31/2003            $15,315                     $14,077
03/31/2004            $16,115                     $14,298
06/30/2004            $15,227                     $13,814
09/30/2004            $15,824                     $14,268
12/31/2004            $17,669                     $15,785
03/31/2005            $17,122                     $15,296
06/30/2005            $17,852                     $14,884
09/30/2005            $18,240                     $14,716
12/31/2005            $18,141                     $14,332
03/31/2006            $18,605                     $14,304
06/30/2006            $18,083                     $14,882
09/30/2006            $18,748                     $15,013
12/31/2006            $19,630                     $15,327
03/31/2007            $20,162                     $15,494
06/30/2007            $20,508                     $15,209
09/30/2007            $21,505                     $16,440

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year 13.71%    5-Year 13.76%    Since Inception (3/1/01) 12.34%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                    15 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer International Bond Fund (Class Y)
   Citigroup Non-U.S. Dollar World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                         Citigroup Non-U.S. Dollar
             Oppenheimer International     World Government Bond
                Bond Fund (Class Y)                Index
09/27/2004            $10,000                     $10,000
09/30/2004            $10,092                     $10,000
12/31/2004            $11,270                     $11,064
03/31/2005            $10,942                     $10,721
06/30/2005            $11,449                     $10,432
09/30/2005            $11,702                     $10,315
12/31/2005            $11,684                     $10,045
03/31/2006            $11,987                     $10,026
06/30/2006            $11,675                     $10,431
09/30/2006            $12,129                     $10,523
12/31/2006            $12,746                     $10,743
03/31/2007            $13,096                     $10,859
06/30/2007            $13,370                     $10,660
09/30/2007            $14,024                     $11,523

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/07
1-Year 15.63%    5-Year N/A    Since Inception (9/27/04) 11.90%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                    16 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 6/15/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                    17 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 9/27/04. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    18 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                    19 | OPPENHEIMER INTERNATIONAL BOND FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                     BEGINNING   ENDING      EXPENSES
                                     ACCOUNT     ACCOUNT     PAID DURING
                                     VALUE       VALUE       6 MONTHS ENDED
                                     (4/1/07)    (9/30/07)   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
Class A Actual                       $1,000.00   $1,068.80   $4.78
--------------------------------------------------------------------------------
Class A Hypothetical                  1,000.00    1,020.46    4.67
--------------------------------------------------------------------------------
Class B Actual                        1,000.00    1,064.50    9.15
--------------------------------------------------------------------------------
Class B Hypothetical                  1,000.00    1,016.24    8.93
--------------------------------------------------------------------------------
Class C Actual                        1,000.00    1,065.10    8.58
--------------------------------------------------------------------------------
Class C Hypothetical                  1,000.00    1,016.80    8.38
--------------------------------------------------------------------------------
Class N Actual                        1,000.00    1,066.60    7.02
--------------------------------------------------------------------------------
Class N Hypothetical                  1,000.00    1,018.30    6.85
--------------------------------------------------------------------------------
Class Y Actual                        1,000.00    1,070.90    2.75
--------------------------------------------------------------------------------
Class Y Hypothetical                  1,000.00    1,022.41    2.69

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended September 30, 2007 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               0.92%
-------------------------------
Class B               1.76
-------------------------------
Class C               1.65
-------------------------------
Class N               1.35
-------------------------------
Class Y               0.53

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                    20 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  September 30, 2007
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.0%
-------------------------------------------------------------------------------------------------------------------------
Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates,
Series 2006-1A, Cl. C, 8.62%, 11/14/13 1,2 (Cost $1,350,000)                           $      1,350,000   $    1,350,000

-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--3.8%
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.125%, 8/31/12 3,4 (Cost $324,231,609)                                 325,350,000      324,028,428
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--53.8%
-------------------------------------------------------------------------------------------------------------------------
ARGENTINA--0.6%
Argentina (Republic of) Bonds:
2%, 9/30/14 [ARP]                                                                            21,270,000        6,847,039
5.374%, 8/3/12 2                                                                              5,648,125        5,067,368
7%, 10/3/15                                                                                   2,450,000        2,014,513
Series GDP, 7.24%, 12/15/35 5                                                                14,920,000        1,947,060
Series V, 7%, 3/28/11                                                                        18,993,000       17,838,651
Series VII, 7%, 9/12/13                                                                       4,700,000        4,093,504
-------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 [ARP]                                            22,320,478        9,315,850
-------------------------------------------------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 6                                      3,375,000        3,425,625
                                                                                                          ---------------
                                                                                                              50,549,610

-------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--3.7%
New South Wales Treasury Corp. Sr. Unsec. Nts.:
6%, 10/1/09 [AUD]                                                                           250,640,000      219,434,492
Series 17RG, 5.50%, 3/1/17 [AUD]                                                             99,125,000       81,410,128
-------------------------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]                         15,660,000       13,737,334
                                                                                                          ---------------
                                                                                                             314,581,954

-------------------------------------------------------------------------------------------------------------------------
AUSTRIA--0.6%
Austria (Republic of) Unsec. Unsub. Nts., Series E, 4%, 9/15/16 [EUR]                        39,996,000       55,402,921
-------------------------------------------------------------------------------------------------------------------------
BELGIUM--2.2%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                     37,375,000       55,603,900
-------------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 4.043%, 11/15/07 5 [EUR]                                93,165,000      132,230,958
                                                                                                          ---------------
                                                                                                             187,834,858

-------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.1%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17 7                                                                                16,320,000       16,581,120
8%, 1/15/18                                                                                  14,015,000       15,675,778
8.75%, 2/4/25                                                                                 2,135,000        2,738,138
8.875%, 10/14/19                                                                             23,654,000       29,508,365
10.50%, 7/14/14                                                                              17,650,000       22,371,375
-------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15 8                                           4,000,000        4,528,000
                                                                                                          ---------------
                                                                                                              91,402,776


                    21 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.0%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                         $      1,500,000   $    1,751,250
8.25%, 1/15/15 6                                                                              1,440,000        1,681,200
                                                                                                          ---------------
                                                                                                               3,432,450

-------------------------------------------------------------------------------------------------------------------------
CANADA--3.2%
Canada (Government of) Treasury Bills:
4.283%, 11/1/07 5 [CAD]                                                                      81,925,000       82,081,083
4.342%, 12/27/07 5 [CAD]                                                                    191,305,000      190,496,236
                                                                                                          ---------------
                                                                                                             272,577,319

-------------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.6%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28 6 [COP]                                 16,413,000,000        7,824,733
-------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                               3,390,000        3,737,475
10.75%, 1/15/13                                                                              12,180,000       14,920,500
12%, 10/22/15 [COP]                                                                      19,665,000,000       10,942,366
-------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts.:
8.25%, 12/22/14                                                                               6,655,000        7,520,150
11.75%, 3/1/10 [COP]                                                                      7,228,000,000        3,739,512
                                                                                                          ---------------
                                                                                                              48,684,736

-------------------------------------------------------------------------------------------------------------------------
COSTA RICA--0.0%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                                         2,730,000        3,552,413
-------------------------------------------------------------------------------------------------------------------------
DENMARK--0.5%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                           78,390,000       14,875,042
4%, 11/15/15 [DKK]                                                                           57,085,000       10,641,839
7%, 11/10/24 [DKK]                                                                           20,740,000        5,069,238
-------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                                 82,385,000       15,700,410
                                                                                                          ---------------
                                                                                                              46,286,529

-------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.0%
Dominican Republic Unsec. Unsub. Bonds, Series REGS, 9.04%, 1/23/18                           2,705,118        3,059,488
-------------------------------------------------------------------------------------------------------------------------
EGYPT--0.1%
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/15/12 6 [EGP]                     54,260,000        9,953,736
-------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.1%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 6                                                                             1,185,000        1,344,975
7.65%, 6/15/35 6                                                                              7,740,000        8,707,500
                                                                                                          ---------------
                                                                                                              10,052,475

-------------------------------------------------------------------------------------------------------------------------
FRANCE--4.9%
France (Government of) Obligations Assimilables du Tresor Bonds:
3.25%, 4/25/16 [EUR]                                                                        142,130,000      186,582,485


                    22 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
FRANCE Continued
France (Government of) Obligations Assimilables du Tresor Bonds:
Continued
4%, 10/25/38 [EUR]                                                                          122,300,000   $  155,709,321
-------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 3.99%, 10/18/07 5 [EUR]                               50,550,000       71,955,307
                                                                                                          ---------------
                                                                                                             414,247,113

-------------------------------------------------------------------------------------------------------------------------
GERMANY--8.0%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13 [EUR]                                                               83,080,000      115,742,646
Series 05, 4%, 1/4/37 [EUR]                                                                 147,735,000      191,074,448
-------------------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills, Series 0707,
4.108%, 1/16/08 5 [EUR]                                                                     263,480,000      371,443,343
                                                                                                          ---------------
                                                                                                             678,260,437

-------------------------------------------------------------------------------------------------------------------------
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17 1,9                                                 6,100,000        6,222,000
-------------------------------------------------------------------------------------------------------------------------
GREECE--1.5%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                             86,700,000      124,897,748
-------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 6                                                                               160,000          184,800
10.25%, 11/8/11                                                                                 525,000          606,375
                                                                                                          ---------------
                                                                                                                 791,175

-------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.2%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 6                                                                              5,170,000        5,338,025
7.25%, 4/20/15 6                                                                              7,450,000        7,915,625
-------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 6                                        6,540,000        7,733,550
                                                                                                          ---------------
                                                                                                              20,987,200

-------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.3%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                                  107,990,000       29,776,275
-------------------------------------------------------------------------------------------------------------------------
ITALY--4.6%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4.40%, 7/1/09 2 [EUR]          271,860,000      389,261,932
-------------------------------------------------------------------------------------------------------------------------
JAPAN--7.4%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09 9 [JPY]                                                27,807,000,000      242,130,182
10 yr., Series 245, 0.90%, 12/20/12 9 [JPY]                                              12,976,000,000      111,140,714
10 yr., Series 268, 1.50%, 3/20/15 9 [JPY]                                               13,780,000,000      120,776,694
30 yr., Series 25, 2.30%, 12/20/36 9 [JPY]                                               18,695,000,000      158,464,396
                                                                                                          ---------------
                                                                                                             632,511,986

-------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.6%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 1 [MYR]                  107,980,000       36,759,149
-------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                            39,730,000       12,388,298
                                                                                                          ---------------
                                                                                                              49,147,447


                    23 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
MEXICO--0.0%
Mexican Williams Sr. Nts., 6.63%, 11/15/08 1,2                                         $        500,000   $      504,500
-------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.6%
Nigeria (Federal Republic of) Bonds, Series 5Y, 13.50%, 9/11/11 [NGN]                       437,980,000        3,568,208
-------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Nts.:
Series 3Y2S, 12.50%, 2/24/09 [NGN]                                                          356,000,000        3,004,390
Series 3Y7S, 17%, 12/16/08 [NGN]                                                            570,000,000        5,030,751
Series 7Y, 9.20%, 6/29/14 [NGN]                                                             650,000,000        5,178,714
-------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                        320,171          288,086
-------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 5Y13, 12.99%, 9/29/11 [NGN]                                                          866,700,000        7,839,758
Series 7Y16, 11.99%, 12/22/13 [NGN]                                                       1,422,500,000       12,725,240
Series 7YR, 12.74%, 10/27/13 [NGN]                                                        1,050,600,000        9,650,080
                                                                                                          ---------------
                                                                                                              47,285,227

-------------------------------------------------------------------------------------------------------------------------
PANAMA--0.3%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                                4,650,000        4,801,125
7.25%, 3/15/15                                                                               15,905,000       17,097,875
8.875%, 9/30/27                                                                               3,255,000        4,143,062
9.375%, 4/1/29                                                                                1,650,000        2,219,250
                                                                                                          ---------------
                                                                                                              28,261,312

-------------------------------------------------------------------------------------------------------------------------
PERU--1.3%
Peru (Republic of) Bonds:
7.84%, 8/12/20 [PEN]                                                                         86,585,000       31,613,420
9.91%, 5/5/15 [PEN]                                                                         128,732,000       50,982,379
Series 7, 8.60%, 8/12/17 [PEN]                                                               56,965,000       21,556,206
Series 8-1, 12.25%, 8/10/11 [PEN]                                                            18,633,000        7,306,105
-------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 5                                                2,350,699        1,428,449
                                                                                                          ---------------
                                                                                                             112,886,559

-------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.3%
Philippines (Republic of the) Bonds, 8%, 1/15/16                                              2,910,000        3,266,475
-------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                                                                3,914,000        4,354,325
9%, 2/15/13                                                                                  12,145,000       13,906,025
                                                                                                          ---------------
                                                                                                              21,526,825

-------------------------------------------------------------------------------------------------------------------------
POLAND--0.4%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                                                            79,840,000       29,271,394
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                          10,000,000        3,780,532
                                                                                                          ---------------
                                                                                                              33,051,926


                    24 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
SPAIN--2.2%
Spain (Government of) Bonds, 3.80%, 1/31/17 [EUR]                                            30,885,000   $   41,995,391
-------------------------------------------------------------------------------------------------------------------------
Spain (Government of) Treasury Bills, 3.758%, 10/19/07 5 [EUR]                               99,975,000      142,304,959
                                                                                                          ---------------
                                                                                                             184,300,350

-------------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.9%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11 [EUR]                                        54,140,000       79,408,524
-------------------------------------------------------------------------------------------------------------------------
TURKEY--1.8%
Turkey (Republic of) Bonds:
6.75%, 4/3/18 9                                                                              20,035,000       20,035,000
7%, 9/26/16                                                                                  13,755,000       14,081,681
-------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                                8,615,000        9,024,213
16%, 3/7/12 [TRY]                                                                           106,080,000       88,616,613
17.864%, 8/13/08 5 [TRY]                                                                     28,615,000       20,595,403
                                                                                                          ---------------
                                                                                                             152,352,910

-------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--4.9%
United Kingdom Treasury Bonds:
5%, 3/7/08 10 [GBP]                                                                          61,145,000      124,958,432
6%, 12/7/28 [GBP]                                                                            70,060,000      166,453,420
-------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                               63,050,000      127,200,369
                                                                                                          ---------------
                                                                                                             418,612,221

-------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.8%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27 [UYU]                                                                         248,600,000       11,753,324
7.625%, 3/21/36                                                                              17,825,000       19,117,313
-------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18 [UYU]                                                                           403,060,000       21,546,538
8%, 11/18/22                                                                                 12,685,000       14,143,775
                                                                                                          ---------------
                                                                                                              66,560,950
                                                                                                          ---------------
Total Foreign Government Obligations (Cost $4,343,827,546)                                                 4,588,225,882

-------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.1%
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-Import Bank of Ukraine
Loan Participation Nts., 8.40%, 2/9/16                                                        5,890,000        5,713,300
-------------------------------------------------------------------------------------------------------------------------
Dali Capital plc/Bank of Moscow Loan Participation Nts., Series 28,
Tranche 1, 7.25%, 11/25/09 [RUR]                                                             72,600,000        2,906,155
-------------------------------------------------------------------------------------------------------------------------
Dali Capital SA (ROSBANK) Loan Participation Nts., Series 23, Tranche
1, 8%, 9/30/09 [RUR]                                                                         71,200,000        2,857,074
                                                                                                          ---------------
Total Loan Participations (Cost $11,140,331)                                                                  11,476,529


                    25 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--13.1%
-------------------------------------------------------------------------------------------------------------------------
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 6                            $      7,923,000   $    8,140,883
-------------------------------------------------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts., 12/21/16 6                                                     2,225,000        2,184,267
-------------------------------------------------------------------------------------------------------------------------
African Development Bank, 9.25% Bonds, 1/18/08 [NGN]                                      1,289,400,000       10,982,557
-------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                         7,010,000        7,724,319
8.875% Nts., 11/17/14 6                                                                       7,625,000        8,401,988
-------------------------------------------------------------------------------------------------------------------------
AmBev International Finance Co. Ltd., 9.50% Bonds, 7/24/17 6 [BRR]                           27,130,000       13,727,810
-------------------------------------------------------------------------------------------------------------------------
America Movil SAB de CV, 8.46% Bonds, 12/18/36 6 [MXN]                                      140,800,000       12,655,702
-------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 6                                    9,146,394        9,283,590
-------------------------------------------------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17 [EUR]                                        34,020,000       46,331,021
-------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14 [EUR]                          32,820,000       45,456,325
-------------------------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 6                                                           9,710,000       10,316,875
-------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 2,6                                       2,750,000        2,695,000
-------------------------------------------------------------------------------------------------------------------------
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 6                                        4,325,000        4,292,563
-------------------------------------------------------------------------------------------------------------------------
Banco Invex SA, 24.891% Mtg. Backed Certificates,
Series 062U, 3/13/34 2,11 [MXN]                                                              32,056,600       11,726,008
-------------------------------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. 6,12                                      6,700,000        6,446,432
-------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.838% Sec. Nts., Series 2005-93, 12/20/10 1,2                                  3,600,000        3,907,800
-------------------------------------------------------------------------------------------------------------------------
Coriolanus Ltd., 10.62% Sec. Nts., 8/10/10 1                                                 16,300,000       15,631,700
-------------------------------------------------------------------------------------------------------------------------
Eirles Two Ltd., 6.793% Sec. Nts., Series 335, 4/30/12 1,2                                   10,800,000       10,766,520
-------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 6 [BRR]                                  13,295,000        8,377,373
-------------------------------------------------------------------------------------------------------------------------
Gaz Capital (Gazprom), 7.288% Sr. Unsec. Bonds, 8/16/37 6                                    27,890,000       29,667,988
-------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc:
4.375% Sr. Sec. Nts., 7/13/16 [EUR]                                                         129,560,000      178,834,331
4.50% Sr. Sec. Nts., 7/13/21 [EUR]                                                           67,050,000       91,090,058
-------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10 1,5                                                         42,800,000       33,812,000
12.278% Sr. Unsec. Nts., 3/9/09 1,5                                                          30,220,000       26,342,774
9.751% Sr. Unsec. Nts., 7/8/09 1,5                                                           30,220,000       27,953,500
-------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22 2,6                                                                    12,125,000       11,356,275
6.625% Nts., 10/3/12 1,9                                                                     11,560,000       11,600,460
-------------------------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 6                                           9,305,127       11,026,576
-------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 2 [BRR]                                                                  11,200,000        6,140,753
9.891% Nts., 1/25/12 2 [COP]                                                             10,865,571,549        6,342,639
-------------------------------------------------------------------------------------------------------------------------
International Bank for Reconstruction & Development (The),
15% Nts., 1/7/10 1 [TRY]                                                                      3,000,000        2,451,052
-------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 6                                                                    2,225,000        2,263,938
8.80% Sr. Nts., 1/30/17 6                                                                     2,780,000        2,919,000


                    26 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
JP Morgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35 1 [MXN]                                                             41,757,200   $    3,777,546
20.077% Mtg.-Backed Certificates, Series 06U, 9/25/35 2 [MXN]                                25,013,500        7,907,883
-------------------------------------------------------------------------------------------------------------------------
JPMorgan, Red Square Capital Ltd., 9% CDO Nts., 11/20/08 1 [RUR]                            365,000,000       14,653,858
-------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 6                                  2,780,000        2,800,850
-------------------------------------------------------------------------------------------------------------------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 6                                                                        2,860,000        2,895,750
7.75% Nts., 10/17/16 6                                                                        2,640,000        2,686,200
-------------------------------------------------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 6                                                2,745,000        2,717,550
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
6.25% Sr. Nts., 3/23/17 1 [PEN]                                                              26,120,000        7,985,463
10.09% Sr. Unsec. Nts., 5/3/17 1 [BRR]                                                       49,950,000       26,705,401
-------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 6                                                       4,945,000        4,709,104
-------------------------------------------------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16 [PHP]                                                  665,100,000       14,378,709
6.875% Nts., 11/2/16 6                                                                        2,739,000        2,718,458
9.625% Unsec. Bonds, 5/15/28                                                                  5,095,000        6,126,738
-------------------------------------------------------------------------------------------------------------------------
Nordic Investment Bank, 12.50% Sr. Unsec. Nts., 2/15/09 1 [TRY]                               5,000,000        3,939,519
-------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 1,13,14                           550,000                --
-------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 6                         10,678,777       10,623,194
-------------------------------------------------------------------------------------------------------------------------
Piazza Vittoria Finance SrL, 5.77% Asset-Backed Nts., 7/20/10 2 [EUR]                        27,415,135       38,959,522
-------------------------------------------------------------------------------------------------------------------------
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 6                        3,820,000        3,900,602
-------------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.51% Sec. Nts.,
Series 2006-003, Tranche E, 7/20/11 1,2                                                       2,400,000        2,503,200
-------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 6 [PEN]                                 26,033,700        9,037,564
-------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 6                                                   5,840,000        5,781,016
-------------------------------------------------------------------------------------------------------------------------
TGI International Ltd., 9.50% Nts., 10/3/17 1,9                                              10,640,000       10,746,400
-------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 15                                   6,065,000        2,739,136
-------------------------------------------------------------------------------------------------------------------------
Transshipment Megahub Bhd:
5.15% Nts., 11/2/12 1 [MYR]                                                                  21,000,000        6,085,224
6.70% Bonds, Series F, 11/2/12 1 [MYR]                                                       14,000,000        4,319,354
6.85% Nts., 11/2/12 1 [MYR]                                                                  16,000,000        4,967,395
6.95% Nts., 11/2/12 1 [MYR]                                                                  11,000,000        3,429,288
-------------------------------------------------------------------------------------------------------------------------
Vitro SAB de CV:
8.625% Sr. Unsec. Unsub. Nts., 2/1/12                                                         2,775,000        2,747,250
9.125% Sr. Unsec. Unsub. Nts., 2/1/17                                                         4,715,000        4,656,063
-------------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 6                                                     2,950,000        2,895,130
-------------------------------------------------------------------------------------------------------------------------
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11 [EUR]                                                    81,560,000      112,480,089
4% Sec. Mtg. Nts., Series 2, 9/27/16 [EUR]                                                   79,755,000      105,870,501
                                                                                                          ---------------

Total Corporate Bonds and Notes (Cost $1,077,234,417)                                                      1,116,594,034


                    27 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                   VALUE
                                                                                                  UNITS       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
Exp. 4/15/20 1,13 (Cost $0)                                                                         500   $       18,750

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--18.6%
-------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 11.44%, 5/22/08 1,11 [ARP]                       11,655,000       10,594,523
Argentina (Republic of) Credit Linked Nts., 4%, 5/18/09 1 [ARP]                               7,884,000        7,164,990
Argentina (Republic of) Unsec. Credit Linked Nts., 9.28%, 4/16/10 1,11 [ARP]                 10,108,564        5,242,171
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                    38,356,000       20,873,716
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                    59,878,000       32,586,201
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                   100,000,000       54,420,992
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.809%,
1/5/10 5 [BRR]                                                                               32,035,902       13,704,672
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.427%,
1/2/09 5 [BRR]                                                                               28,074,132       13,401,301
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.728%,
1/3/08 5 [BRR]                                                                               24,719,335       13,143,782
Colombia (Republic of) Credit Linked Bonds, 11%, 7/27/20 [COP]                           12,570,000,000        6,590,939
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                  6,942,469,928        3,954,591
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                     31,110,000,000       17,720,975
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                     12,430,000,000        7,080,415
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                     11,705,100,000        6,667,496
Dominican Republic Credit Linked Nts., 10.086%, 3/20/08 1,5 [DOP]                           118,000,000        3,224,569
Dominican Republic Credit Linked Nts., 22%, 10/3/11 [DOP]                                   158,100,000        5,992,075
Dominican Republic Credit Linked Nts., 8.452%, 3/24/08 5 [DOP]                              177,660,000        5,104,587
Dominican Republic Credit Linked Nts., 9.522%, 5/12/08 5 [DOP]                              106,540,000        3,016,971
Dominican Republic Credit Linked Nts., 9.826%, 3/20/08 5 [DOP]                              109,540,000        3,146,596
Dominican Republic Credit Linked Nts., 9.931%, 12/24/07 5 [DOP]                             107,470,000        3,087,134
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12 [DOP]                            289,700,000        8,980,908
Dominican Republic Unsec. Credit Linked Nts., 9.342%, 8/11/08 5,9 [DOP]                     244,600,000        6,761,725
Dominican Republic Unsec. Credit Linked Nts., 9.696%, 3/10/08 5 [DOP]                       196,300,000        5,657,819
Dominican Republic Unsec. Credit Linked Nts., Series 007, 9.302%,
5/12/08 5 [DOP]                                                                             211,900,000        6,000,526
Egypt (The Arab Republic of) Credit Linked Nts., 7.364%, 1/10/08 1,5 [EGP]                   54,440,000        9,553,087
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.376%,
2/28/08 1,5 [EGP]                                                                            54,300,000        9,440,085
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%,
2/16/08 [EGP]                                                                                34,150,000        6,172,364
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10 [GHS]                                 15,350,000       16,782,235
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 6 [NGN]                  2,672,000,000       24,883,320
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%,
4/4/11 6 [NGN]                                                                            2,032,000,000       18,994,818
Renins Nonlife Ltd. Credit Linked Nts., 12.50%, 5/30/12 1                                     4,925,000        4,925,000
Russian Federation Credit Linked Nts., 7.65%, 12/4/08 1,2 [RUR]                              41,690,000        1,647,756
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                              13,799,000        2,954,782
Zambia (Republic of) Credit Linked Nts., 8.833%, 2/21/08 5 [ZMK]                         38,315,000,000        9,364,442


                    28 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10 2 [UAH]                              49,215,000   $   10,156,863
EES Total Return Linked Nts., 7.10%, 12/12/08 2 [RUR]                                        72,800,000        2,922,742
Gazprom Total Return Linked Nts., 6.79%, 10/29/09 [RUR]                                     144,790,000        5,970,404
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09 [RUR]                           141,750,000        5,742,351
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 1 [IDR]                  116,800,000,000       14,167,859
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09 1,2 [RUR]                        321,528,000       12,999,105
Moitk Total Return Linked Nts., 8.966%, 3/26/11 1,2 [RUR]                                   352,714,000       12,770,085
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 1 [RUR]                  277,800,000       12,276,113
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 6 [RUR]                    280,840,000       12,200,203
Orenburgskaya IZHK Total Return Linked Nts., 9.24%, 2/21/12 1,2 [RUR]                        64,940,000        2,481,787
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                                               30,400,000        6,868,439
Vietnam Shipping Industry Group Total Return Linked Nts.,
10.50%, 1/19/17 1 [VND]                                                                  85,958,000,000        5,450,526
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Oreniz Credit Linked Nts., Series 009, 9.24%, 2/21/12 1,2 [RUR]                      75,000,000        2,866,246
Russian Specialized Construction and Installation Administration
Credit Linked Nts., 8.59%, 5/20/10 1,2 [RUR]                                                 64,600,000        2,598,730
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%,
12/30/09 [UAH]                                                                                9,163,000        2,070,247
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%,
12/30/09 6 [UAH]                                                                             65,490,000       14,796,517
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group, Russian Moscoblgaz Finance Total Return Linked
Nts., 9.25%, 6/24/12 1 [RUR]                                                                 64,500,000        2,568,760
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 11.50%, 12/21/11 1 [ARP]                         35,580,000       28,920,400
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico
SA de CV Credit Linked Nts., 9.09%, 1/5/11 1 [MXN]                                          105,478,332        9,692,041
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico
SA de CV Credit Linked Nts., 9.65%, 1/5/11 1 [MXN]                                           69,607,189        6,395,965
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 5 [BRR]                                      61,128,560       26,029,240
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                            15,895,000       14,206,471
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 1 [COP]                       13,259,000,000        7,553,406
Colombia (Republic of) Total Return Linked Bonds, Series 002, 11%,
7/28/20 [COP]                                                                            24,620,000,000       12,901,756
Compania Total Return Linked Nts., 4.454%, 7/22/10 [EUR]                                     11,407,613       16,370,719
Egypt (The Arab Republic of) Credit Linked Nts., 9.381%, 2/5/08 1,5 [EGP]                    36,510,000        6,328,400
Egypt (The Arab Republic of) Total Return Linked Nts., 7.725%,
9/16/08 5 [EGP]                                                                              74,375,000       12,439,893
European Investment Bank, Russian Federation Credit Linked Nts.,
5.502%, 1/19/10 1,5                                                                           8,475,000        7,252,905
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 1                                                 4,966,695        4,991,529
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%,
3/20/09 [KZT]                                                                             2,003,690,000       15,984,791
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                   10,300,162       10,822,792
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                      12,412,800       15,781,013
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09 [NGN]                     525,300,000        4,374,004
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 [NGN]                        704,900,000        6,108,758


                    29 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
OAO Gazprom I Credit Nts., 9.35%, 10/20/07                                             $      1,435,000   $    1,498,305
Peru (Republic of) Credit Linked Nts., 6.659%, 2/20/11 2                                      3,255,000        3,319,591
Romania (Republic of) 3 yr. Linked Nts., 12.25%, 10/15/07 [RON]                              22,740,000       10,797,766
Russian Federation Credit Linked Nts., 0%, 12/2/09 5 [RUR]                                  233,573,000        9,850,013
Russian Federation Credit Linked Nts., 6.942%, 2/22/08 5 [RUR]                              161,200,000        6,288,203
Russian Federation Credit Linked Nts., 7.176%, 2/21/08 5 [RUR]                               78,000,000        3,041,988
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]                   288,935,000       12,669,376
Russian Railways Total Return Linked Bonds, 6.67%, 1/26/09 2 [RUR]                          146,720,000        5,872,152
Singapore, Vietnam Shipping Industry Group Total Return Linked Nts.,
9%, 4/20/17 1 [VND]                                                                     216,800,000,000       12,853,547
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                                2,505,000        2,552,119
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                              2,505,000        2,546,708
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                                2,505,000        2,543,477
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                              2,505,000        2,538,216
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                                2,505,000        2,533,532
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 1 [UAH]                            18,508,800        3,853,176
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                              3,228,000          716,084
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                             11,438,000        2,537,351
Ukraine (Republic of) Credit Linked Nts., 9.60%, 7/1/09 1 [UAH]                               5,302,400        1,103,858
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 1 [MXN]                              69,604,885        6,395,753
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09 1                             7,300,000        7,290,583
-------------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%,
12/8/11 2,6 [RUR]                                                                           213,030,000        9,023,971
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%,
3/29/17 5,6 [TRY]                                                                           129,050,000       25,756,541
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit
Linked Nts., 10.476%, 2/8/37 5,6 [COP]                                                  376,977,600,000        7,764,863
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return Linked
Nts., 8%, 5/13/09 2 [RUR]                                                                   573,900,000       23,076,940
-------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725,
11.89%, 12/30/09 1 [UAH]                                                                     64,285,000       14,597,327
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 11.45%, 12/19/11 1 [ARP]                         36,445,000       30,141,907
Brazil (Federal Republic of) Credit Linked Nts., 13.847%, 4/1/10 5,6 [BRR]                  129,150,391       54,781,467
Brazil (Federal Republic of) Credit Linked Nts., 14.35%, 2/20/12 1 [BRR]                     34,060,000       18,315,844
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15 5 [BRR]                    115,066,796       28,365,692
Brazil (Federal Republic of) Credit Linked Nts., 2.731%, 11/30/12 5,6 [ARP]                  35,605,000        9,822,888
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 1 [BRR]                         11,130,000        9,976,075
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 5,6 [COP]                    153,800,000,000       29,377,357
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16 1,5 [COP]                  90,697,000,000       17,324,045
Colombia (Republic of) Credit Linked Bonds, 11.198%, 8/3/20 1,5 [COP]                   132,560,000,000       18,916,564
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%,
10/31/16 1,5 [COP]                                                                       90,312,000,000       17,250,507
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 5,6 [PEN]                              40,860,000        7,504,357
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10 6                                   3,850,000        3,811,500
-------------------------------------------------------------------------------------------------------------------------
JSC Astana Finance, 9.16% Nts., 3/14/12 1                                                    14,000,000       12,770,456


                    30 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International, Romania (Republic of) Total Return
Linked Nts., 7.90%, 2/9/10 [RON]                                                             10,726,400   $    4,861,362
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
Argentina (Republic of) Credit Linked Nts., 9.655%, 12/20/15 6                               20,000,000       20,594,000
CMS 10 yr. Curve Credit Linked Nts., 6%, 2/5/17                                             130,660,000      125,930,239
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/9/10 [RON]                          30,904,100       13,428,671
Romania (Republic of) Total Return Linked Nts., 6.75%, 3/11/08 [RON]                         36,650,000       16,151,182
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/19/10 [RON]                          3,105,000        1,364,868
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08 [RON]                          3,101,000        1,369,785
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08 [RON]                          7,453,000        3,292,166
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08 [RON]                         24,895,500       11,151,391
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 1 [COP]                         13,289,000,000        6,130,860
Renaissance Capital International Services Ltd. Total Return Linked
Nts., 10.50%, 10/7/08 1 [RUR]                                                               414,000,000       16,362,945
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Russian Federation Total Return Linked Securities,
Series 007, Cl. VR, 5%, 8/22/34 [RUR]                                                       543,300,000       18,067,695
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International
Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 1 [RUR]                                 221,069,172        9,093,270
Total Return Linked Nts., Series B, 11%, 6/30/12 1 [RUR]                                    166,758,107        6,926,368
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08 [KZT]                          3,273,000,000       26,529,431
Brazil (Federal Republic of) Linked Nts., 12.551%, 1/5/22 5,6 [BRR]                         173,500,000       19,593,290
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 1 [BRR]                         56,967,568       41,956,474
Brazil (Federal Republic of) Total Return Nts., 8/2/10 [BRR]                                 31,053,730       14,151,601
Philippines (Republic of the) Credit Linked Nts., 10.21%, 9/20/15 1                          30,000,000       35,591,700
Philippines (Republic of the) Credit Linked Nts., 8.619%, 9/20/15 1                             980,000        1,119,944
Philippines (Republic of the) Credit Linked Nts., 8.21%, 6/20/16 1,2                          2,640,000        2,797,793
United Mexican States Credit Linked Nts., 5.64%, 11/20/15 6                                  11,760,000       12,440,316
WTI Trading Ltd. Total Return Linked Nts., Series A, 13.50%, 2/6/09 1                        10,900,000       10,464,000
WTI Trading Ltd. Total Return Linked Nts., Series B, 13.50%, 2/6/09 1                        14,550,000       13,968,000
-------------------------------------------------------------------------------------------------------------------------
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11 1 [GHS]                      7,369,232        7,924,741
                                                                                                          ---------------
Total Structured Securities (Cost $1,379,108,713)                                                          1,584,540,814

                                                                 EXPIRATION   STRIKE
                                                                      DATES    PRICE          CONTRACTS
-------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.1%
-------------------------------------------------------------------------------------------------------------------------
Brazilian Real (BRR) Call 13                                       12/21/07   $ 1.81         96,820,000          782,644
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse International
Basket of Currencies Call 13                                       11/19/07    90.86        134,510,000           13,451
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse International
Basket of Currencies Call 13                                       12/12/07     1.02        268,230,000          781,944
-------------------------------------------------------------------------------------------------------------------------
Euro (EUR) Call 13                                                 12/21/07     1.41        196,090,000        5,647,647
                                                                                                          ---------------
Total Options Purchased (Cost $7,942,538)                                                                      7,225,686


                    31 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                  VALUE
                                                                                                 SHARES      SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--13.7%
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37% 16,17
(Cost $1,166,273,150)                                                                     1,166,273,150   $1,166,273,150

-------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $8,311,108,304)                                                                                      8,799,733,273

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--3.4% 18
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.3%
Undivided interest of 28.03% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,425,000)
with Bank of America NA, 5.10%, dated 9/28/07, to be repurchased at $280,413,484 on 10/1/07, collateralized by U.S. Agency Mortgages,
5%-5.50%, 5/1/33-6/1/35, with a value of $1,020,000,000                                $    280,294,359      280,294,359
-------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.1%
American Express Credit Corp., 5.76%, 10/15/07                                                1,250,000        1,250,000
-------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.14%, 10/30/07                                                      1,250,000        1,250,000
                                                                                                          ---------------
                                                                                                               2,500,000

-------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT FLOATING NOTE--0.0%
Natexis Banques Populaires NY, 4.87%, 10/1/07                                                 2,000,000        2,000,000
                                                                                                          ---------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $284,794,359)                                                                        284,794,359

-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $8,595,902,663)                                                 106.6%   9,084,527,632
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                              (6.6)    (559,564,871)
                                                                                       ----------------------------------
NET ASSETS                                                                                        100.0%  $8,524,962,761
                                                                                       ==================================


                    32 | OPPENHEIMER INTERNATIONAL BOND FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

ARP   Argentine Peso
AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DKK   Danish Krone
DOP   Dominican Republic Peso
EGP   Egyptian Pounds
EUR   Euro
GBP   British Pound Sterling
GHS   Ghana Cedi
IDR   Indonesia Rupiah
ILS   Israeli Shekel
JPY   Japanese Yen
KZT   Kazakhstan Tenge
MXN   Mexican Nuevo Peso
MYR   Malaysian Ringgit
NGN   Nigeria Naira
PEN   Peruvian New Sol
PHP   Philippines Peso
PLZ   Polish Zloty
RON   New Romanian Leu
RUR   Russian Ruble
TRY   New Turkish Lira
UAH   Ukraine Hryvnia
UYU   Uruguay Peso
VND   Vietnam Dong
ZMK   Zambian Kwacha

1. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $780,664,628, which represents 9.16% of the Fund's net assets. See
Note 13 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Partial or fully-loaned security. See Note 14 of accompanying Notes.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $35,593,466. See Note 6 of accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $519,976,855 or 6.10% of the Fund's net assets as of September 30, 2007.

7. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                                     CONTRACTS   EXPIRATION   EXERCISE    PREMIUM        VALUE
                                SUBJECT TO PUT        DATES      PRICE   RECEIVED   SEE NOTE 1
----------------------------------------------------------------------------------------------
British Pound Sterling (GBP)         1,220,000      10/5/07      $2.03    $10,792   $    5,711
British Pound Sterling (GBP)         1,225,000      10/1/07       2.02      9,176           --
British Pound Sterling (GBP)         1,220,000      10/2/07       2.01      9,089           --
Euro (EUR)                           6,175,000      10/4/07       1.42     33,844       17,722
Euro (EUR)                           5,480,000      10/5/07       1.42     34,016       17,990
                                                                          --------------------
                                                                          $96,917   $   41,423
                                                                          ====================

8. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                     CONTRACTS   EXPIRATION   EXERCISE    PREMIUM        VALUE
                               SUBJECT TO CALL        DATES      PRICE   RECEIVED   SEE NOTE 1
----------------------------------------------------------------------------------------------
British Pound Sterling (GBP)         1,225,000      10/1/07      $2.02    $ 9,176   $   26,040
British Pound Sterling (GBP)         1,220,000      10/2/07       2.01      8,966       39,303
British Pound Sterling (GBP)         1,220,000      10/5/07       2.03     10,792       22,149
Euro (EUR)                           6,175,000      10/4/07       1.42     33,844       68,311
Euro (EUR)                           5,480,000      10/5/07       1.42     34,016       62,976
                                                                          --------------------
                                                                          $96,794   $  218,779
                                                                          ====================


                    33 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

9. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See Note 1 of accompanying Notes.

10. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

11. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

13. Non-income producing security.

14. Issue is in default. See Note 1 of accompanying Notes.

15. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

16. Rate shown is the 7-day yield as of September 30, 2007.

17. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                  SHARES           GROSS            GROSS               SHARES
                                      SEPTEMBER 30, 2006       ADDITIONS       REDUCTIONS   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                              --   4,694,209,317    3,527,936,167        1,166,273,150

                                                                                    VALUE             DIVIDEND
                                                                               SEE NOTE 1               INCOME
--------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                         $1,166,273,150          $28,944,943

18. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 14 of accompanying Notes.


                    34 | OPPENHEIMER INTERNATIONAL BOND FUND

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                             VALUE   PERCENT
--------------------------------------------------------------------------------
United States                                         $ 2,207,624,337      24.3%
United Kingdom                                            688,536,610       7.6
Germany                                                   678,260,437       7.5
Japan                                                     632,511,986       7.0
Brazil                                                    514,337,478       5.7
Italy                                                     444,592,173       4.9
France                                                    414,247,113       4.6
Australia                                                 314,581,954       3.5
Russia                                                    303,783,077       3.3
Canada                                                    272,577,319       3.0
Turkey                                                    266,217,725       2.9
Spain                                                     229,756,675       2.5
Colombia                                                  218,664,910       2.4
Belgium                                                   187,834,858       2.1
Argentina                                                 157,500,164       1.7
Peru                                                      146,469,647       1.6
Greece                                                    124,897,748       1.4
Nigeria                                                   112,628,684       1.2
Ukraine                                                   105,231,546       1.2
Mexico                                                     90,336,988       1.0
Philippines                                                86,999,303       1.0
The Netherlands                                            79,408,524       0.9
Dominican Republic                                         71,456,871       0.8
Malaysia                                                   67,948,708       0.8
Indonesia                                                  67,340,814       0.7
Uruguay                                                    66,560,950       0.7
Egypt                                                      64,510,759       0.7
Romania                                                    62,417,191       0.7
Kazakhstan                                                 61,065,694       0.7
Austria                                                    55,402,921       0.6
Denmark                                                    46,286,529       0.5
Supranational                                              36,051,483       0.4
Poland                                                     33,051,926       0.4
Ghana                                                      30,928,976       0.3
Panama                                                     30,445,579       0.3
India                                                      30,247,318       0.3
Israel                                                     29,776,275       0.3
Vietnam                                                    18,304,073       0.2
El Salvador                                                10,052,475       0.1
Zambia                                                      9,364,442       0.1
Trinidad & Tobago                                           4,709,104       0.1
Swaziland                                                   3,811,500       0.0
Costa Rica                                                  3,552,413       0.0
Bulgaria                                                    3,432,450       0.0
Guatemala                                                     791,175       0.0
Venezuela                                                      18,750       0.0
                                                      --------------------------
Total                                                 $ 9,084,527,632     100.0%
                                                      ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    35 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $7,429,629,513)                                                 $ 7,918,254,482
Affiliated companies (cost $1,166,273,150)                                                     1,166,273,150
                                                                                             ----------------
                                                                                               9,084,527,632
-------------------------------------------------------------------------------------------------------------
Cash                                                                                              19,841,072
-------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $7,082,550)                                                         7,010,593
-------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                            147,564,512
-------------------------------------------------------------------------------------------------------------
Swaps, at value                                                                                   47,914,116
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                        80,244,781
Closed foreign currency contracts                                                                 67,744,363
Shares of beneficial interest sold                                                                66,353,189
Futures margins                                                                                    6,523,452
Investments sold                                                                                   6,017,846
Other                                                                                             10,447,447
                                                                                             ----------------
Total assets                                                                                   9,544,189,003

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $193,711)--
see accompanying statement of investments                                                            260,202
-------------------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                                       284,794,359
-------------------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                             60,842,254
-------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $898,534)                                                      15,651,845
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $131,900,488 purchased on a when-issued basis
or forward commitment)                                                                           559,876,012
Closed foreign currency contracts                                                                 70,687,291
Shares of beneficial interest redeemed                                                            15,226,162
Dividends                                                                                          5,630,722
Distribution and service plan fees                                                                 4,641,972
Transfer and shareholder servicing agent fees                                                        965,224
Shareholder communications                                                                           308,659
Trustees' compensation                                                                                21,808
Other                                                                                                319,732
                                                                                             ----------------
Total liabilities                                                                              1,019,226,242

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 8,524,962,761
                                                                                             ================


                    36 | OPPENHEIMER INTERNATIONAL BOND FUND

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                   $     1,329,909
-------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     7,758,232,273
-------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                135,476,136
-------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                    38,936,547
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                590,987,896
                                                                                             ----------------
NET ASSETS                                                                                   $ 8,524,962,761
                                                                                             ================

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,300,320,276
and 982,201,804 shares of beneficial interest outstanding)                                   $          6.41
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering
price)                                                                                       $          6.73
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $259,284,802 and 40,558,005 shares
of beneficial interest outstanding)                                                          $          6.39
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,357,937,338 and 212,390,529 shares
of beneficial interest outstanding)                                                          $          6.39
-------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $153,180,593 and 23,940,927 shares
of beneficial interest outstanding)                                                          $          6.40
-------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $454,239,752 and 70,817,237 shares of beneficial interest
outstanding)                                                                                 $          6.41

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    37 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $734,906)                                 $ 299,906,333
------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $4,431)                           112,481
Affiliated companies                                                                       28,944,943
------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                        451,752
------------------------------------------------------------------------------------------------------
Other income                                                                                   17,233
                                                                                        --------------
Total investment income                                                                   329,432,742

------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------
Management fees                                                                            35,050,002
------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                    12,357,040
Class B                                                                                     2,400,150
Class C                                                                                    10,769,939
Class N                                                                                       560,094
------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                     7,360,145
Class B                                                                                       572,839
Class C                                                                                     1,362,666
Class N                                                                                       635,286
Class Y                                                                                        23,826
------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                       230,862
Class B                                                                                        29,468
Class C                                                                                        45,060
Class N                                                                                         3,931
Class Y                                                                                           762
------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                   873,692
------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                        102,081
------------------------------------------------------------------------------------------------------
Administration service fees                                                                     1,500
------------------------------------------------------------------------------------------------------
Other                                                                                         449,732
                                                                                        --------------
Total expenses                                                                             72,829,075
Less reduction to custodian expenses                                                         (146,378)
Less waivers and reimbursements of expenses                                                  (806,297)
                                                                                        --------------
Net expenses                                                                               71,876,400

------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                     257,556,342


                    38 | OPPENHEIMER INTERNATIONAL BOND FUND

------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options exercised)       $  93,902,216
Closing and expiration of option contracts written                                          4,463,947
Closing and expiration of futures contracts                                               (10,811,706)
Foreign currency transactions                                                             135,644,807
Swap contracts                                                                             28,953,246
                                                                                        --------------
Net realized gain                                                                         252,152,510
------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                               (27,999,778)
Translation of assets and liabilities denominated in foreign currencies                   484,105,183
Futures contracts                                                                         (29,535,123)
Option contracts written                                                                     (337,446)
Swap contracts                                                                             11,068,942
                                                                                        --------------
Net change in unrealized appreciation                                                     437,301,778

------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $ 947,010,630
                                                                                        ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    39 | OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                                     2007              2006
--------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------
Net investment income                                                             $   257,556,342   $   161,377,436
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                              252,152,510       (25,734,684)
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                 437,301,778        (8,589,064)
                                                                                  ----------------------------------
Net increase in net assets resulting from operations                                  947,010,630       127,053,688

--------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                              (198,019,724)     (200,784,108)
Class B                                                                                (7,485,081)      (12,370,619)
Class C                                                                               (34,902,172)      (36,714,329)
Class N                                                                                (3,994,007)       (3,110,737)
Class Y                                                                               (13,121,592)       (5,420,742)
                                                                                  ----------------------------------
                                                                                     (257,522,576)     (258,400,535)
--------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                (9,318,202)      (11,599,099)
Class B                                                                                  (500,541)         (891,798)
Class C                                                                                (2,033,412)       (2,435,648)
Class N                                                                                  (194,577)         (203,177)
Class Y                                                                                  (465,053)         (253,487)
                                                                                  ----------------------------------
                                                                                      (12,511,785)      (15,383,209)

--------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                             1,722,287,255     1,502,920,202
Class B                                                                                   283,956        18,514,548
Class C                                                                               374,437,685       338,152,983
Class N                                                                                78,446,426        18,829,709
Class Y                                                                               247,318,830       141,286,624
                                                                                  ----------------------------------
                                                                                    2,422,774,152     2,019,704,066

--------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Total increase                                                                      3,099,750,421     1,872,974,010
--------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 5,425,212,340     3,552,238,330
                                                                                  ----------------------------------

End of period (including accumulated net investment income of
$135,476,136 and $36,828,546, respectively)                                       $ 8,524,962,761   $ 5,425,212,340
                                                                                  ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    40 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED SEPTEMBER 30,                             2007            2006           2005           2004         2003
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $      5.80     $      6.01    $      5.63    $      5.33    $    4.38
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .24 1           .22 1          .23 1          .13          .20
Net realized and unrealized gain (loss)                            .62            (.04)           .62            .47          .95
                                                           -----------------------------------------------------------------------
Total from investment operations                                   .86             .18            .85            .60         1.15
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.24)           (.37)          (.41)          (.30)        (.20)
Distributions from net realized gain                              (.01)           (.02)          (.06)            --           --
                                                           -----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                                   (.25)           (.39)          (.47)          (.30)        (.20)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $      6.41     $      5.80    $      6.01    $      5.63    $    5.33
                                                           =======================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                               15.18%           3.23%         15.53%         11.56%       26.67%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $ 6,300,320     $ 4,075,172    $ 2,683,900    $ 1,177,628    $ 429,283
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $ 4,988,412     $ 3,430,374    $ 1,925,344    $   811,608    $ 285,391
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                             3.97%           3.72%          3.85%          2.19%        3.94%
Total expenses                                                    0.94% 4         0.98%          1.03%          1.13%        1.22%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                0.93%           0.97%          1.02%          1.13%        1.22%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             68%            144%            90%           133%         341%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007         0.95%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    41 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B      YEAR ENDED SEPTEMBER 30,                       2007         2006         2005         2004        2003
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    5.78    $    5.99    $    5.61    $    5.31   $    4.37
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .19 1        .17 1        .17 1        .08         .16
Net realized and unrealized gain (loss)                      .62         (.04)         .63          .47         .94
                                                       --------------------------------------------------------------
Total from investment operations                             .81          .13          .80          .55        1.10
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.19)        (.32)        (.36)        (.25)       (.16)
Distributions from net realized gain                        (.01)        (.02)        (.06)          --          --
                                                       --------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.20)        (.34)        (.42)        (.25)       (.16)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    6.39    $    5.78    $    5.99    $    5.61   $    5.31
                                                       ==============================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         14.26%        2.35%       14.58%       10.66%      25.48%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $ 259,285    $ 234,848    $ 224,381    $ 167,621   $ 134,661
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 240,238    $ 229,871    $ 201,541    $ 153,117   $ 119,232
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       3.12%        2.88%        2.95%        1.40%       3.20%
Total expenses                                              1.79% 4      1.83%        1.89%        1.98%       2.03%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                          1.78%        1.83%        1.89%        1.98%       2.03%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       68%         144%          90%         133%        341%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007      1.80%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    42 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS C      YEAR ENDED SEPTEMBER 30,                         2007         2006         2005         2004        2003
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $      5.78    $    5.99    $    5.61    $    5.31    $   4.37
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .20 1        .17 1        .18 1        .09         .16
Net realized and unrealized gain (loss)                        .62         (.03)         .63          .46         .94
                                                       ----------------------------------------------------------------
Total from investment operations                               .82          .14          .81          .55        1.10
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          (.20)        (.33)        (.37)        (.25)       (.16)
Distributions from net realized gain                          (.01)        (.02)        (.06)          --          --
                                                       ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                               (.21)        (.35)        (.43)        (.25)       (.16)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $      6.39    $    5.78    $    5.99    $    5.61    $   5.31
                                                       ================================================================

-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           14.39%        2.46%       14.70%       10.75%      25.48%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $ 1,357,937    $ 875,032    $ 560,138    $ 233,311    $ 90,248
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 1,078,601    $ 717,977    $ 401,401    $ 170,796    $ 63,198
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                         3.24%        2.98%        3.10%        1.46%       3.15%
Total expenses                                                1.67% 4      1.71%        1.77%        1.88%       2.02%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                            1.66%        1.71%        1.77%        1.88%       2.02%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                         68%         144%          90%         133%        341%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007      1.68%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    43 | OPPENHEIMER INTERNATIONAL BOND FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N      YEAR ENDED SEPTEMBER 30,                       2007        2006        2005        2004       2003
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    5.79    $   6.00    $   5.61    $   5.32    $  4.37
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .22 1       .19 1       .20 1       .12        .18
Net realized and unrealized gain (loss)                      .61        (.04)        .64         .45        .95
                                                       ----------------------------------------------------------
Total from investment operations                             .83         .15         .84         .57       1.13
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.21)       (.34)       (.39)       (.28)      (.18)
Distributions from net realized gain                        (.01)       (.02)       (.06)         --         --
                                                       ----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.22)       (.36)       (.45)       (.28)      (.18)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    6.40    $   5.79    $   6.00    $   5.61    $  5.32
                                                       ==========================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                         14.71%       2.78%      15.27%      11.00%     26.31%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $ 153,181    $ 63,432    $ 46,533    $ 18,641    $ 4,640
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 112,319    $ 55,216    $ 30,696    $ 10,769    $ 2,653
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       3.56%       3.29%       3.45%       1.83%      3.56%
Total expenses                                              1.61% 4     1.58%       1.47%       1.49%      1.57%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                          1.37%       1.42%       1.46%       1.49%      1.57%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       68%        144%         90%        133%       341%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007      1.62%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    44 | OPPENHEIMER INTERNATIONAL BOND FUND

CLASS Y      YEAR ENDED SEPTEMBER 30,                       2007         2006        2005      2004 1
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    5.80    $    6.01    $   5.63    $   5.58
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                 .27 2        .24 2       .25 2        -- 3
Net realized and unrealized gain (loss)                      .62         (.04)        .63         .05
                                                       ------------------------------------------------
Total from investment operations                             .89          .20         .88         .05
-------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.27)        (.39)       (.44)         --
Distributions from net realized gain                        (.01)        (.02)       (.06)         --
                                                       ------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.28)        (.41)       (.50)         --
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    6.41    $    5.80    $   6.01    $   5.63
                                                       ================================================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                         15.63%        3.64%      15.96%       0.92%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $ 454,240    $ 176,728    $ 37,286    $ 14,268
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 299,298    $  97,992    $ 25,559    $  7,086
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                       4.38%        4.11%       4.23%       4.84%
Total expenses                                              0.55% 6      0.56%       0.67%       1.17%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                          0.54%        0.56%       0.66%       1.17%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       68%         144%         90%        133%

1. For the period from September 27, 2004 (inception of offering) to September 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007      0.56%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    45 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Bond Fund (the Fund) is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or


                    46 | OPPENHEIMER INTERNATIONAL BOND FUND official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each securities' market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold, matures or expires.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $131,900,488 of securities issued on a when-issued basis or forward commitment.


                    47 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2007, securities that were in default had a market value of zero.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                    48 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                           NET UNREALIZED
                                                             APPRECIATION
                                                         BASED ON COST OF
                                                           SECURITIES AND
      UNDISTRIBUTED   UNDISTRIBUTED       ACCUMULATED   OTHER INVESTMENTS
      NET INVESTMENT      LONG-TERM              LOSS  FOR FEDERAL INCOME
      INCOME                   GAIN  CARRYFORWARD 1,2        TAX PURPOSES
      -------------------------------------------------------------------
      $ 275,179,513    $ 38,517,325              $ --       $ 453,724,680

1. During the fiscal year ended September 30, 2007, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended September 30, 2006, the Fund did not utilize any capital loss carryforward.


                    49 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                                             REDUCTION TO
                                      INCREASE TO         ACCUMULATED NET
      INCREASE TO                 ACCUMULATED NET           REALIZED GAIN
      PAID-IN CAPITAL           INVESTMENT INCOME        ON INVESTMENTS 3
      -------------------------------------------------------------------
      $ 3,925,416                   $  98,613,824           $ 102,539,240

3. $3,925,416, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended September 30, 2007 and September 30, 2006 was as follows:

                                       YEAR ENDED              YEAR ENDED
                                   SEPT. 30, 2007          SEPT. 30, 2006
      -------------------------------------------------------------------
      Distributions paid from:
      Ordinary income               $ 257,522,576           $ 258,400,535
      Long-term capital gain           12,511,785              15,383,209
                                    -------------------------------------
      Total                         $ 270,034,361           $ 273,783,744
                                    =====================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities           $  8,595,805,659
      Federal tax cost of other investments       5,551,398,765
                                               ----------------
      Total federal tax cost                   $ 14,147,204,424
                                               ================

      Gross unrealized appreciation            $    518,726,350
      Gross unrealized depreciation                 (65,001,670)
                                               ----------------
      Net unrealized appreciation              $    453,724,680
                                               ================


                    50 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                    51 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                  YEAR ENDED SEPTEMBER 30, 2007     YEAR ENDED SEPTEMBER 30, 2006
                                       SHARES            AMOUNT          SHARES            AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                              433,932,882   $ 2,659,913,820     401,071,813   $ 2,346,328,470
Dividends and/or
distributions reinvested           25,787,295       158,485,899      28,014,878       162,673,081
Redeemed                         (179,871,991)   (1,096,112,464)   (173,146,915)   (1,006,081,349)
                                 -----------------------------------------------------------------
Net increase                      279,848,186   $ 1,722,287,255     255,939,776   $ 1,502,920,202
                                 =================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                               10,415,726   $    63,664,138      13,953,510   $    81,256,556
Dividends and/or
distributions reinvested            1,057,950         6,467,460       1,823,352        10,550,724
Redeemed                          (11,528,127)      (69,847,642)    (12,609,581)      (73,292,732)
                                 -----------------------------------------------------------------
Net increase (decrease)               (54,451)  $       283,956       3,167,281   $    18,514,548
                                 =================================================================

--------------------------------------------------------------------------------------------------
CLASS C
Sold                               88,253,662   $   539,409,592      76,001,789   $   443,443,673
Dividends and/or
distributions reinvested            3,770,947        23,093,523       4,461,718        25,813,712
Redeemed                          (30,938,093)     (188,065,430)    (22,632,214)     (131,104,402)
                                 -----------------------------------------------------------------
Net increase                       61,086,516   $   374,437,685      57,831,293   $   338,152,983
                                 =================================================================


                    52 | OPPENHEIMER INTERNATIONAL BOND FUND

                                  YEAR ENDED SEPTEMBER 30, 2007     YEAR ENDED SEPTEMBER 30, 2006
                                       SHARES            AMOUNT          SHARES            AMOUNT
--------------------------------------------------------------------------------------------------
CLASS N
Sold                               16,571,249   $   100,240,959       7,063,532   $    41,194,742
Dividends and/or
distributions reinvested              633,640         3,890,963         531,451         3,078,829
Redeemed                           (4,223,784)      (25,685,496)     (4,393,527)      (25,443,862)
                                 -----------------------------------------------------------------
Net increase                       12,981,105   $    78,446,426       3,201,456   $    18,829,709
                                 =================================================================

--------------------------------------------------------------------------------------------------
CLASS Y
Sold                               42,411,954   $   259,884,092      24,796,488   $   144,435,008
Dividends and/or
distributions reinvested            2,027,388        12,488,704         973,953         5,648,766
Redeemed                           (4,082,901)      (25,053,966)     (1,513,656)       (8,797,150)
                                 -----------------------------------------------------------------
Net increase                       40,356,441   $   247,318,830      24,256,785   $   141,286,624
                                 =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended September 30, 2007, were as follows:

                                           PURCHASES            SALES
---------------------------------------------------------------------
Investment securities                 $4,659,154,952   $2,894,866,573
U.S. government and government
agency obligations                       428,017,089      394,503,082

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                       FEE SCHEDULE
                       ---------------------------------
                       Up to $200 million          0.75%
                       Next $200 million           0.72
                       Next $200 million           0.69
                       Next $200 million           0.66
                       Next $200 million           0.60
                       Next $4 billion             0.50
                       Over $5 billion             0.48

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2007, the Fund paid $9,486,056 to OFS for services to the Fund.


                    53 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B, Class C and Class N shares were $7,707,885, $17,377,931 and $1,468,738, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the


                    54 | OPPENHEIMER INTERNATIONAL BOND FUND

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
September 30, 2007    $  1,542,702      $  182,991      $  499,260      $  193,765       $  10,502

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2007, OFS waived $259,987 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended September 30, 2007, the Manager waived $546,310 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                    55 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

As of September 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                             CONTRACT            VALUATION
                                        EXPIRATION             AMOUNT                AS OF         UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION                         DATES             (000S)       SEPT. 30, 2007       APPRECIATION     DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                      10/24/07         241,100ARP   $       76,242,289   $             --    $     504,488
Australian Dollar (AUD)          10/11/07-12/21/07          42,117AUD           37,247,033          2,561,596               --
Brazilian Real (BRR)              11/5/07-1/5/2010         365,464BRR          191,655,698         36,575,194               --
British Pound Sterling (GBP)      10/1/07-10/11/07          73,898GBP          151,176,075          2,605,621               --
Canadian Dollar (CAD)             10/1/07-12/21/07          76,657CAD           77,104,365          2,040,592               --
Chilean Peso (CLP)                        10/22/07      14,308,000CLP           28,004,834            184,496               --
Danish Krone (DKK)                         10/2/07          27,737DKK            5,305,539             44,780               --
Dominican Republic Peso (DOP)              10/9/07         226,564DOP            6,783,359                 --           61,481
Euro (EUR)                        10/1/07-12/27/07         902,720EUR        1,287,775,139         34,466,137               --
Indian Rupee (INR)                10/4/07-10/15/07       3,273,721INR           82,135,884          1,243,127            4,581
Japanese Yen (JPY)                10/2/07-10/11/07     163,065,724JPY        1,421,061,577         35,701,004          279,387
Malaysian Ringgit (MYR)          11/15/07-12/17/07         255,310MYR           75,138,179          1,480,342               --
Mexican Nuveo Peso (MXN)                  11/26/07         693,700MXN           63,183,561            831,867               --
New Turkish Lira (TRY)            10/24/07-11/2/07         125,180TRY          102,809,770          3,258,794               --
New Zealand Dollar (NZD)                  12/21/07          47,595NZD           35,780,649            179,023            3,450
Norwegian Krone (NOK)                      1/29/08         631,240NOK          116,925,927          7,820,254               --
Polish Zloty (PLZ)                10/10/07-11/7/07         329,040PLZ          124,546,819          5,537,340               --
Singapore Dollar (SGD)                      2/5/08         137,460SGD           93,375,120          1,728,591               --
South African Rand (ZAR)                  10/15/07         572,600ZAR           82,933,916          3,410,557               --
South Korean Won (KRW)             10/12/07-2/1/08      51,992,000KRW           56,948,721            240,020               --
Swedish Krone (SEK)                       10/10/07         834,930SEK          129,608,568          3,890,965               --
Swiss Franc (CHF)                  10/5/07-11/8/07         140,572CHF          120,992,466          2,454,539               --
                                                                                             ----------------------------------
                                                                                                  146,254,839          853,387
                                                                                             ----------------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)           10/9/07-10/10/07         159,540AUD          141,505,375                 --        6,048,586
British Pound Sterling (GBP)        10/1/07-2/6/08          71,510GBP          146,138,560                 --        1,158,940
Canadian Dollar (CAD)              10/9/07-1/16/08         246,231CAD          247,748,360                 --       11,903,279
Colombian Peso (CPO)                      10/16/07      52,832,000CPO           26,059,965                 --        1,997,265
Czech Koruna (CZK)                10/15/07-1/25/08       1,782,210CZK           92,377,403                 --        2,989,470
Euro (EUR)                          10/1/07-2/6/08         490,745EUR          700,231,255                 --       23,703,632
Hong Kong Dollar (HKD)                     1/25/08         143,380HKD           18,457,802             82,686            3,134
Indian Rupee (INR)                        11/16/07       1,071,000INR           26,852,540                 --          794,146
Japanese Yen (JPY)                  10/2/07-2/6/08      32,665,000JPY          286,889,635          1,226,987        3,027,375
New Taiwan Dollar (TWD)                   10/15/07       2,584,000TWD           79,337,131                 --        1,112,325
New Turkish Lira (TRY)             10/1/07-11/7/07          33,031TRY           27,050,080                 --        2,752,368
New Zealand Dollar(NZD)           10/9/07-10/10/07          70,265NZD           53,198,349                 --          287,130
Singapore Dollar (SGD)                    10/15/07         119,375SGD           80,450,964                 --        1,605,623
Swiss Franc (CHF)                  10/9/07-1/25/08         176,311CHF          151,909,877                 --        2,605,594
                                                                                             ----------------------------------
                                                                                                    1,309,673       59,988,867
                                                                                             ----------------------------------
Total unrealized appreciation and depreciation                                               $    147,564,512    $  60,842,254
                                                                                             ==================================


                    56 | OPPENHEIMER INTERNATIONAL BOND FUND

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. As of September 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                          VALUATION AS OF       UNREALIZED
                                               EXPIRATION   NUMBER OF       SEPTEMBER 30,     APPRECIATION
CONTRACT DESCRIPTION                                DATES   CONTRACTS                2007   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Canada (Government of)
Bonds, 10 yr.                                    12/18/07         580   $      65,560,147   $      174,834
DAX Index                                        12/21/07         122          34,595,139          620,775
Euro-Bundesobligation, 10 yr.                     12/6/07       2,943         472,867,487       (3,951,488)
Euro-Schatz                                       12/6/07      12,288       1,811,073,422       (1,728,976)
FTSE 100 Index                                   12/21/07          61           8,136,703          213,465
Japan (Government of ) Bonds, 10 yr.             12/11/07         742         871,679,624       (2,821,890)
OMXS30 Index                                     10/26/07       1,399          26,480,505          717,112
Standard & Poor's/MIB Index, 10 yr.              12/21/07          28           7,993,868          (41,436)


                    57 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

                                                                          VALUATION AS OF       UNREALIZED
                                               EXPIRATION   NUMBER OF       SEPTEMBER 30,     APPRECIATION
CONTRACT DESCRIPTION                                DATES   CONTRACTS                2007   (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                                  12/19/07       1,112   $     123,814,250   $      671,369
U.S. Treasury Nts., 5 yr.                        12/31/07       4,537         485,600,781          686,922
United Kingdom Long Gilt                         12/27/07         304          66,514,772         (692,305)
                                                                                            ---------------
                                                                                                (6,151,618)
                                                                                            ---------------
CONTRACTS TO SELL
Australia (Commonwealth of) Bonds, 10 yr.        12/17/07         686          60,130,793        1,135,470
CAC 40 Index                                     10/19/07         382          31,195,568       (1,012,390)
DAX Index                                        12/21/07         113          32,043,039         (574,996)
Euro-Bundesobligation, 10 yr.                     12/6/07       1,794         288,251,536          191,359
FTSE 100 Index                                   12/21/07         445          59,357,917       (1,558,000)
Mexican Bolsa Index                              12/21/07         277           7,799,125           (6,360)
Nikkei 225 Index                                 12/13/07         590          86,446,698       (5,073,061)
Standard & Poor's 500 E-Mini Index               12/21/07         432          33,222,960       (1,056,953)
U.S. Treasury Nts., 10 yr.                       12/19/07       1,698         185,559,563       (1,355,535)
                                                                                            ---------------
                                                                                                (9,310,466)
                                                                                            ---------------
                                                                                            $  (15,462,084)
                                                                                            ===============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.


                    58 | OPPENHEIMER INTERNATIONAL BOND FUND

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended September 30, 2007 was as follows:

                                                         CALL OPTIONS                         PUT OPTIONS
                                  -----------------------------------    ---------------------------------
                                        NUMBER OF           AMOUNT OF           NUMBER OF       AMOUNT OF
                                        CONTRACTS            PREMIUMS           CONTRACTS        PREMIUMS
----------------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2006                             --    $             --          32,820,000    $    556,532
Options written                    36,006,510,000           3,292,734      36,105,050,000       4,029,617
Options closed or expired         (19,410,610,000)         (1,433,649)    (18,380,700,000)     (3,248,250)
Options exercised                 (16,580,580,000)         (1,762,291)    (17,741,850,000)     (1,240,982)
                                  ------------------------------------------------------------------------
Options outstanding as of
September 30, 2007                     15,320,000    $         96,794          15,320,000    $     96,917
                                  ========================================================================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counter-party, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).


                    59 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS Continued

As of September 30, 2007, the Fund had entered into the following total return swap agreements:

SWAP                     NOTIONAL                                  PAID BY              RECEIVED BY  TERMINATION
COUNTERPARTY               AMOUNT                                 THE FUND                 THE FUND        DATES         VALUE
-------------------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
                                        Twelve-Month JPY BBA LIBOR plus 40
                                         basis points and if negative, the   If positive, the Total
                                        absolute value of the Total Return       Return of a custom
                    5,456,801,421 JPY     of a custom basket of securities     basket of securities       4/8/08   $   544,812

                                        Twelve-Month GBP BBA LIBOR plus 35
                                         basis points and if negative, the   If positive, the Total
                                        absolute value of the Total Return       Return of a custom
                       23,174,662 GBP     of a custom basket of securities     basket of securities       5/7/08      (155,084)
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                             Six-Month USD
                       16,760,000                                BBA LIBOR                    5.460%     5/13/15     3,400,494
                                                             Six-Month USD
                       11,050,000                                    LIBOR                    5.250      6/23/15     1,867,671
-------------------------------------------------------------------------------------------------------------------------------

                                             One-Month BBA EURIBOR plus 10
                                         basis points and if negative, the   If positive, the Total
Deutsche Bank                           absolute value of the Total Return       Return of a custom
AG, London             12,062,370 EUR            of a custom equity basket            equity basket      10/7/08      (257,370)
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                                             Six-Month BBA
                       11,580,000                                    LIBOR                    5.100      1/14/15     2,443,455
                                                             Six-Month BBA
                       11,580,000                                    LIBOR                    5.080      1/20/15     2,506,624


                    60 | OPPENHEIMER INTERNATIONAL BOND FUND

SWAP                     NOTIONAL                                  PAID BY                  RECEIVED BY  TERMINATION
COUNTERPARTY               AMOUNT                                 THE FUND                     THE FUND        DATES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                            One-Month USD BBA LIBOR and if
                                           negative, the absolute value of       If positive, the Total
                                        the Total Return of the MSCI Daily     Return of the MSCI Daily
                                              Total Return Net Belgium USD     Total Return Net Belgium
                    $   5,395,703                             Market Index             USD Market Index      10/9/07  $     93,325

                                            One-Month USD BBA LIBOR and if
                                           negative, the absolute value of       If positive, the Total
                                        the Total Return of the MSCI Daily     Return of the MSCI Daily
                                              Total Return Net Belgium USD     Total Return Net Belgium
                        1,853,825                             Market Index             USD Market Index      10/9/07        26,713

                                                                              If positive, the absolute
                                          If negative, the Total Return of    value of the Total Return
                       10,866,261 BRR              the BOVESPA 10/07 Index   of the BOVESPA 10/07 Index     10/18/07       704,436

                                                                              If positive, the absolute
                                          If negative, the Total Return of    value of the Total Return
                        1,591,260 BRR              the BOVESPA 10/07 Index   of the BOVESPA 10/07 Index     10/18/07       220,811

                                                                              If positive, the absolute
                                          If negative, the Total Return of    value of the Total Return
                        1,624,577 BRR              the BOVESPA 10/07 Index   of the BOVESPA 10/07 Index     10/18/07       214,120

                                                                              If negative, the absolute
                                          If positive, the Total Return of    value of the Total Return
                                            the INDF/NSE NIFTY Index 10/07   INDF/NSE NIFTY Index 10/07
                     (353,896,000)INR                               Future                       Future     10/25/07      (138,949)

                                                                              If negative, the absolute
                                          If positive, the Price Return of    value of the Price Return
                       (9,175,706)CHF                 the SMI 12/07 Future      of the SMI 12/07 Future      2/28/07      (151,717)


                    61 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS Continued

SWAP                         NOTIONAL                              PAID BY                    RECEIVED BY  TERMINATION
COUNTERPARTY                   AMOUNT                             THE FUND                       THE FUND        DATES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
Capital Services,
Inc.:
                                                                             The Constant Maturity Option
                    $ 134,690,000                                    5.330%       Price divided by 10,000      8/13/17  $(3,068,544)

                                                                             The Constant Maturity Option
                      248,000,000                                    4.660        Price divided by 10,000      6/11/17    4,700,096
------------------------------------------------------------------------------------------------------------------------------------
                                            One-Month EUR BBA LIBOR and if  If positive, the Total Return
                                       negative, the absolute value of the          of a custom basket of
Morgan Stanley                          Total Return of a custom basket of  securities plus the dividends
International          22,759,800 EUR                           securities  from the basket of securities     12/20/07      630,015
                                                                                                                        ------------
                                                                                                                        $13,580,908
                                                                                                                        ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR         Brazilian Real
CHF         Swiss Franc
EUR         Euro
GBP         British Pound Sterling
INR         Indian Rupee
JPY         Japanese Yen

Abbreviations are as follows:

BBA               British Bankers Association
BOVESPA           Bovespa Index that trades on the Sao Paulo Stock Exchange
EURIBOR           Euro Interbank Offered Rate
INDF/NSE NIFTY    Index Indian National Stock Exchange Nifty Index
LIBOR             London-Interbank Offered Rate
MSCI              Morgan Stanley Capital International
SMI               Swiss Market Index

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to


                    62 | OPPENHEIMER INTERNATIONAL BOND FUND market daily using primarily quotations from counterparties, and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of September 30, 2007, the Fund had entered into the following interest rate swap agreements:

SWAP                         NOTIONAL             PAID BY        RECEIVED BY   TERMINATION
COUNTERPARTY                   AMOUNT            THE FUND           THE FUND         DATES         VALUE
---------------------------------------------------------------------------------------------------------
Banco Santander
Central Hispano
SA:
                                            Six-MonthTasa
                                           Nominal Annual
                        5,126,000,000CLP      (TNA-Chile)             6.6000%      8/21/17   $   178,207
                           88,500,000MXN         MXN TIIE             8.1200       1/26/17      (101,362)
                           27,880,000BRR             BZDI            14.0000        1/3/12     1,037,482
---------------------------------------------------------------------------------------------------------
Barclays Bank
plc:
                          114,700,000MXN         MXN TIIE             9.2700       7/17/26       872,043
                                                Six-Month             5.3850       1/29/10      (360,285)
                          406,840,000NOK            NIBOR          Six-Month
                           49,540,000EUR           4.2200%           EURIBOR       1/29/10       304,739
---------------------------------------------------------------------------------------------------------
Citibank NA,
London:
                                                Six-Month
                           16,830,000PLZ            WIBOR             5.5200       3/24/10        65,409
                                                Six-Month
                           26,928,000PLZ            WIBOR             5.5500       3/25/10       108,351
---------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
                          489,400,000TWD           2.3200       TWD-Telerate       6/27/11       111,299
                                           Six-Month Tasa
                                           Nominal Annual
                        4,101,000,000CLP      (TNA-Chile)             6.5300       8/25/17           202
---------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston,                                   Six-Month
Inc.                       46,785,000PLZ            WIBOR             4.4800        7/1/10      (469,602)


                    63 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

SWAP                         NOTIONAL             PAID BY        RECEIVED BY   TERMINATION
COUNTERPARTY                   AMOUNT            THE FUND           THE FUND         DATES         VALUE
---------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                          133,400,000MXN         MXN TIIE             8.3000%     12/17/26   $  (176,332)
                                           Six-Month Tasa
                                           Nominal Annual
                        4,101,000,000CLP      (TNA-Chile)             6.5800       8/21/17       132,396
---------------------------------------------------------------------------------------------------------
Deutsche Bank
AG:
                          490,200,000INR           7.1750%     INR MIBOR-OIS
                                                                    Compound       6/27/11        (2,134)
                        2,387,000,000HUF           8.4400    Six-Month BUBOR        7/4/11      (725,282)
---------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets
LP:
                                                Six-Month
                          416,230,000NOK            NIBOR             5.4700        5/2/10       (42,100)
                                                                EUR EURIBOR-
                           51,720,000EUR           4.4155           Telerate        5/2/10           949
---------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                           38,800,000MXN         MXN TIIE             8.7000        2/5/16        84,333
                          289,270,000MXN         MXN TIIE             9.8400      12/31/09     1,045,136
---------------------------------------------------------------------------------------------------------
Goldman Sachs                                                           CNY-
International             107,900,000CNY           4.0000      CFXSREPOFIX01       2/16/17       855,242
---------------------------------------------------------------------------------------------------------
J Aron & Co.:
                           46,300,000BRR             BZDI            10.6700        1/2/12      (434,965)
                          140,720,000MXN         MXN TIIE             9.1500       8/27/26       881,921
                           60,800,000MXN         MXN TIIE             9.3300       9/16/26       482,555
                           53,700,000BRR             BZDI            12.9200        1/2/14     1,386,072
                           26,730,000BRR             BZDI            12.8700        1/2/14       667,580
                           53,240,000BRR             BZDI            12.7100        1/4/10       726,675
                          110,230,000BRR             BZDI            12.6100        1/4/10     1,378,046
                          143,500,000MXN         MXN TIIE             9.5100       8/26/25     1,343,861
                           96,930,000MXN         MXN TIIE             9.5000       8/28/25       898,329
                           99,100,000BRR             BZDI            12.2600        1/2/15     1,509,892
                           45,260,000BRR             BZDI            12.2900        1/2/15       713,757
                           91,750,000MXN         MXN TIIE             9.2900       7/17/26       694,803
                           27,880,000BRR             BZDI            14.0500        1/2/12     1,105,202
---------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank NA:
                          264,090,000ZAR           8.2900   Three-Month JIBA       6/21/08       546,072
                           34,270,000BRR             BZDI            13.9100        1/2/12     2,448,547
---------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:

                                                Six-Month
                           55,540,000PLZ            WIBOR             4.5300        7/5/10      (120,019)


                    64 | OPPENHEIMER INTERNATIONAL BOND FUND

SWAP                         NOTIONAL                  PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY                   AMOUNT                 THE FUND      THE FUND         DATES          VALUE
----------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.: Continued
                                                 Fund pays the
                                           greater of 0 and 8*
                                           (-0.0031375-(10 yr.
                                             CMS Index + 2 yr.
                                                   CMS Index))
                          131,690,000PLZ             quarterly    $3,950,700        2/5/17   $ (3,328,117)
----------------------------------------------------------------------------------------------------------
Morgan Stanley
& Co.                                                            Three-Month
International           7,609,000,000KZT                8.2500%          KZT       6/29/12     (2,066,067)
----------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,                                                  Six-Month
Inc.                      122,500,000EUR                4.7130       EURIBOR       8/22/17       (449,043)
----------------------------------------------------------------------------------------------------------
UBS AG                     63,571,606BRR                  BZDI       10.6700%       1/2/12     (1,636,214)
----------------------------------------------------------------------------------------------------------
                                                                 Three-Month
Westpac                   268,710,000NZD                7.7750   NZD-BBR-FRA       9/17/09        477,333
                                                                                             -------------
                                                                                             $ 10,144,911
                                                                                             =============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR   Brazilian Real
CLP   Chilean Peso
CNY   Chinese Renminbi (Yuan)
EUR   Euro
KZT   Kazakhstan Tenge
HUF   Hungarian Forint
INR   Indian Rupee
MXN   Mexian Nuevo Peso
NOK   Norwegian Krone
NZD   New Zealand Dollar
PLZ   Polish Zloty
TWD   New Taiwan Dollar
ZAR   South African Rand

Index abbreviations are as follows:

BUBOR               Budapest Interbank Offered Rate
BZDI                Brazil Interbank Deposit Rate
CMS                 Constant Maturity Swap
CNY-CFXSREPOFIX01   Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR             Euro Interbank Offered Rate
INR                 Indian Rupee
JIBA                South Africa Johannesburg Interbank Agreed Rate
LIBOR               London-Interbank Offered Rate
MIBOR-OIS           Mid Market Interest Rate for French Franc/Austrian
                    Schilling and India Swap Composites--Overnight Indexed Swap
MXN TIIE            Mexican Peso-Interbank Equilibrium Interest Rate
NIBOR               Norwegian Interbank Offered Rate
NZD-BBR-FRA         New Zealand Dollar-Bank Bill Rate-Forward Rate Agreement
WIBOR               Poland Warsaw Interbank Offer Bid Rate


                    65 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

      The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of September 30, 2007 is as follows:

                                                                     PAY/
                                            BUY/SELL   NOTIONAL   RECEIVE
                  REFERENCE                   CREDIT     AMOUNT     FIXED   TERMINATION    PREMIUM
COUNTERPARTY      ENTITY                  PROTECTION     (000S)      RATE         DATES   RECEIVED          VALUE
------------------------------------------------------------------------------------------------------------------
Barclays Bank
plc:
                  CDX.EM.8 5-Year Index          Buy   $ 49,370      1.75%     12/20/12   $454,204   $   (511,071)
                  Republic of Turkey            Sell      6,025      1.62       4/20/12         --         55,279
------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
                  Republic of Hungary            Buy      7,535      0.40      12/20/15         --          6,082
                  Republic of Indonesia         Sell      2,990      2.10       9/20/12         --        100,442


                    66 | OPPENHEIMER INTERNATIONAL BOND FUND

                                                                     PAY/
                                            BUY/SELL   NOTIONAL   RECEIVE
                  REFERENCE                   CREDIT     AMOUNT     FIXED   TERMINATION    PREMIUM
COUNTERPARTY      ENTITY                  PROTECTION     (000S)      RATE         DATES   RECEIVED          VALUE
------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
Continued         Republic of Turkey            Sell   $  4,520      2.47%      4/20/17   $     --   $     76,574
                  Republic of Ukraine           Sell      2,500      2.32       8/20/12         --         69,858
------------------------------------------------------------------------------------------------------------------
Credit Suisse
International     NJSC Naftogaz                 Sell      5,000      3.25       4/20/11         --       (484,143)
------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG           Republic of Peru              Sell      1,200      1.32       4/20/17         --         17,222
------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:
                  Republic of Indonesia         Sell      5,000      1.67       9/20/12         --         76,985
                  Republic of Turkey            Sell      3,070      2.47       4/20/17         --         47,003
------------------------------------------------------------------------------------------------------------------
Morgan
Stanley Capital
Services, Inc.:
                  CDX.EM.8 Index                 Buy     49,370      1.75      12/20/12    444,330       (557,929)
                  Istanbul Bond Co. SA
                  for Finansbank                Sell     17,390      1.30       3/24/13         --       (155,693)
                  Republic of Indonesia         Sell      6,000      2.23       9/20/12         --        234,161
                  Republic of Peru              Sell      4,960      1.04       6/20/17         --        (35,893)
                  Republic of Turkey            Sell      5,150      2.75      11/20/16         --        164,091
                  Republic of Turkey            Sell      6,150      1.60       4/20/12         --         45,278
------------------------------------------------------------------------------------------------------------------
                  Republic of the
UBS AG            Philippines                   Sell      5,945      1.45       6/20/17         --       (223,930)
                                                                                          ------------------------
                                                                                          $898,534   $ (1,075,684)
                                                                                          ========================

--------------------------------------------------------------------------------
12. CURRENCY SWAPS

A currency swap is an arrangement under which counterparties agree to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate. Currency swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Currency swap agreements entail exchange rate risk, interest rate risk and credit risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received. Credit risk arises from the possibility that the counterparty will default on its payments to the Fund. If the


                    67 | OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
12. CURRENCY SWAPS Continued

counter-party defaults, the Fund's maximum loss will consist of the notional contract value to be received at contract termination as well as any outstanding interest payments due to the Fund. The Manager monitors the creditworthiness of counterparties on an ongoing basis.

As of September 30, 2007, the Fund entered into the following currency swap arrangements:

SWAP               NOTIONAL           PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY         AMOUNT          THE FUND      THE FUND         DATES         VALUE
----------------------------------------------------------------------------------------
Credit Suisse
International:
                                  Three-Month
                                      USD BBA
                 18,590,000 TRY         LIBOR         16.75%      2/26/12   $ 4,063,701
                                  Three-Month
                                      USD BBA
                  7,370,000 TRY         LIBOR         17.25        2/7/12     1,844,240
                                  Three-Month
                                      USD BBA
                 11,105,000 TRY         LIBOR         17.30        2/9/12     2,772,679
----------------------------------------------------------------------------------------
                                  Three-Month
Merrill Lynch                             BBA
International     3,840,000 TRY         LIBOR         17.10        2/6/12       931,516
                                                                            ------------
                                                                            $ 9,612,136
                                                                            ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY          New Turkish Lira

Index abbreviation is as follows:

BBA LIBOR    British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
13. ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
14. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value


                    68 | OPPENHEIMER INTERNATIONAL BOND FUND of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2007, the Fund had on loan securities valued at $280,011,205, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $284,794,359 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

--------------------------------------------------------------------------------
15. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    69 | OPPENHEIMER INTERNATIONAL BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER INTERNATIONAL BOND
FUND:

      We have audited the accompanying statement of assets and liabilities of Oppenheimer International Bond Fund (the "Fund"), including the statement of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 14, 2007


                    70 | OPPENHEIMER INTERNATIONAL BOND FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $0.0126 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 28, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      None of the dividends paid by the Fund during the fiscal year ended September 30, 2007 are eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $136,863 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2007, $54,031,502 or 20.98% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    71 | OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    72 | OPPENHEIMER INTERNATIONAL BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                    73 | OPPENHEIMER INTERNATIONAL BOND FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur P. Steinmetz and the Manager's international and quantitative fixed income investment team and analysts. Mr. Steinmetz has been a portfolio manager of the Fund since April 2004. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load international income funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international income funds and global income funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median.


                    74 | OPPENHEIMER INTERNATIONAL BOND FUND

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                    75 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                          COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             President, Colorado Christian University (since 2006); Chairman, Cherry Creek
Chairman of the Board of          Mortgage Company (since 1991), Chairman, Centennial State Mortgage
Trustees (since 2003), Trustee    Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993);
(since 1999)                      Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway
Age: 70                           Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas
                                  drilling/production company) (since 1992), Campus Crusade for Christ (non-
                                  profit) (since 1991); Former Director, The Lynde and Harry Bradley Foundation,
                                  Inc. (non-profit organization) (2002-2006); former Chairman of: Transland
                                  Financial Services, Inc. (private mortgage banking company) (1997-2003), Great
                                  Frontier Insurance (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000);
                                  former Director of the following: UNUMProvident (insurance company) (1991-
                                  2004), Storage Technology Corporation (computer equipment company)
                                  (1991-2003) and International Family Entertainment (television channel) (1992-
                                  1997); U.S. Senator (January 1979-January 1991). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of the Manager (December 1991-April 1999);
Trustee (since 1998)              President, Treasurer and Director of Centennial Capital Corporation (June 1989-April
Age: 71                           1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March
                                  1996-April 1999); Mr. Bowen held several positions with OppenheimerFunds, Inc.
                                  and with subsidiary or affiliated companies of OppenheimerFunds, Inc. (September
                                  1987-April 1999). Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon (George Washington historical
Trustee (since 1999)              site) (June 2000-May 2006); Partner of PricewaterhouseCoopers LLP (account-
Age: 69                           ing firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global
                                  Investment Management Industry Services Group (accounting firm) (July 1994-
                                  June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1995)              Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 65                           Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                  Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief
                                  Executive Officer and Director of the following: Oppenheimer Acquisition Corp.
                                  ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and
                                  Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado UpLIFT (charitable organization) (since September 1984).
Trustee (since 1996)              Mr. Freedman held several positions with the Manager and with subsidiary or
Age: 67                           affiliated companies of the Manager (until October 1994). Oversees 38 portfo-
                                  lios in the OppenheimerFunds complex.


                    76 | OPPENHEIMER INTERNATIONAL BOND FUND

BEVERLY L. HAMILTON,              Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)              (since February 2000); Board Member of Middlebury College (educational orga-
Age: 61                           nization) (since December 2005); Director of The California Endowment
                                  (philanthropic organization) (since April 2002); Director (February 2002-2005)
                                  and Chairman of Trustees (since 2006) of the Community Hospital of Monterey
                                  Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of
                                  American Funds' Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000);
                                  Member of the investment committees of The Rockefeller Foundation (since
                                  2001) and The University of Michigan (since 2000); Advisor at Credit Suisse First
                                  Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005);
                                  Trustee of MassMutual Institutional Funds (investment company) (1996-June
                                  2004); Trustee of MML Series Investment Fund (investment company) (April
                                  1989-June 2004); Member of the investment committee of Hartford Hospital
                                  (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003).
                                  Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Director of Jones Knowledge, Inc. (since 2006); Director of Jones International
Trustee (since 2002)              University (educational organization) (since August 2005); Chairman, Chief
Age: 63                           Executive Officer and Director of Steele Street State Bank (commercial banking)
                                  (since August 2003); Director of Colorado UpLift (charitable organization) (since
                                  1986); Trustee of the Gallagher Family Foundation (non-profit organization)
                                  (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of
                                  Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of
                                  Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil
                                  and gas exploration) (1997-February 2004). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)              (investment company) (since 1996) and MML Series Investment Fund (invest-
Age: 65                           ment company) (since 1996); Trustee of Worcester Polytech Institute (since
                                  1985); Chairman (since 1994) of the Investment Committee of the Worcester
                                  Polytech Institute (private university); President and Treasurer of the SIS Funds
                                  (private charitable fund) (since January 1999); Chairman of SIS & Family Bank,
                                  F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); and
                                  Executive Vice President of Peoples Heritage Financial Group, Inc. (com-
                                  mercial bank) (January 1999-July 1999). Oversees 40 portfolios in the
                                  OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND            THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
OFFICER                           FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEF-
                                  INITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER
                                  FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                  MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC.
                                  AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June
Trustee, President and            2001); President of the Manager (September 2000-March 2007); President and
Principal Executive Officer       director or trustee of other Oppenheimer funds; President and Director of
(since 2001)                      Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding com-
Age: 58                           pany) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds
                                  Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006);
                                  Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial
                                  Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001);


                    77 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                   President and Director of OppenheimerFunds Legacy Program (charitable trust
Continued                         program established by the Manager) (since July 2001); Director of the follow-
                                  ing investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                  Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                  Management Corporation and Tremont Capital Management, Inc. (since November
                                  2001), HarbourView Asset Management Corporation and OFI Private Investments,
                                  Inc. (since July 2001); President (since November 2001) and Director (since July
                                  2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of
                                  Massachusetts Mutual Life Insurance Company (OAC's parent company) (since
                                  February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October
                                  2007) and Member of the Investment Company Institute's Board of Governors
                                  (since October 2003); Chief Operating Officer of the Manager (September 2000-
                                  June 2001). Oversees 102 portfolios in the OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF THE             THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
FUND                              STEINMETZ, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225
                                  LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED,
                                  PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-
                                  3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

ARTHUR P. STEINMETZ,              Senior Vice President of the Manager (since March 1993) and of HarbourView
Vice President and Portfolio      Asset Management Corporation (since March 2000). An officer of 4 portfolios in
Manager (since 1993)              the OppenheimerFunds complex.
Age: 48

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief          March 2004); Chief Compliance Officer of the Manager, OppenheimerFunds
Compliance Officer                Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc.
(since 2004)                      (since March 2004); Vice President of OppenheimerFunds Distributor, Inc.,
Age: 57                           Centennial Asset Management Corporation and Shareholder Services, Inc. (since
                                  June 1983). Former Vice President and Director of Internal Audit of the Manager
                                  (1997-February 2004). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal           the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial & Accounting            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc.
Officer (since 1999)              and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private
Age: 48                           Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. (since
                                  May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                  Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                  Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March
                                  1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                  1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.


                    78 | OPPENHEIMER INTERNATIONAL BOND FUND

BRIAN PETERSEN,                   Vice President of the Manager (since February 2007); Assistant Vice President of
Assistant Treasurer               the Manager (August 2002-February 2007); Manager/Financial Product
(since 2004)                      Accounting of the Manager (November 1998-July 2002). An officer of 102 port-
Age: 37                           folios in the OppenheimerFunds complex.

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer               Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)                      Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
Age: 37                           Director of Mutual Fund Operations at American Data Services, Inc. (September
                                  2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March
Vice President and Secretary      2002) of the Manager; General Counsel and Director of the Distributor (since
(since 2001)                      December 2001); General Counsel of Centennial Asset Management
Age: 59                           Corporation (since December 2001); Senior Vice President and General Counsel
                                  of HarbourView Asset Management Corporation (since December 2001);
                                  Secretary and General Counsel of OAC (since November 2001); Assistant
                                  Secretary (since September 1997) and Director (since November 2001) of
                                  OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                  President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                  December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                  November 2001); Senior Vice President, General Counsel and Director of
                                  Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since
                                  December 2001); Senior Vice President, General Counsel and Director of OFI
                                  Private Investments, Inc. and OFI Trust Company (since November 2001); Vice
                                  President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                  President and General Counsel of OFI Institutional Asset Management, Inc.
                                  (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting
                                  General Counsel (November 2001-February 2002) and Associate General
                                  Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                  following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                  Financial Services, Inc. (November 1989-November 2001), and
                                  OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                  officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First
Assistant Secretary               Vice President (April 2001-April 2004), Associate General Counsel (December
(since 2004)                      2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
Age: 39                           General Counsel (May 1999-December 2000) of UBS Financial Services Inc. (for-
                                  merly, PaineWebber Incorporated). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary               September 2004); First Vice President (2000-September 2004), Director (2000-
(since 2004)                      September 2004) and Vice President (1998-2000) of Merrill Lynch Investment
Age: 43                           Management. An officer of 102 portfolios in the OppenheimerFunds complex.


                    79 | OPPENHEIMER INTERNATIONAL BOND FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary               (since October 2003) of the Manager; Vice President (since 1999) and Assist-
(since 2001)                      ant Secretary (since October 2003) of the Distributor; Assistant Secretary of
Age: 42                           Centennial Asset Management Corporation (since October 2003); Vice
                                  President and Assistant Secretary of Shareholder Services, Inc. (since 1999);
                                  Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder
                                  Financial Services, Inc. (since December 2001); Assistant Counsel of the
                                  Manager (August 1994-October 2003). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                    80 | OPPENHEIMER INTERNATIONAL BOND FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $61,875 in fiscal 2007 and $36,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed not such fees for 2007 and $40,000 for 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Review of management's assessment of the financial statements disclosure impacts of an IRS private letter ruling.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $9,757 in fiscal 2006.

The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and no such fees in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include compliance review and professional services for 22c-2 program.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and $49,757 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007